UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.
a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Value
Investors Trust
October 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Value Investors Trust

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
Value Investors Trust for the 12-month reporting period
ended October 31, 2023. Please read on for a detailed look
at prevailing economic and market conditions during the
Fund’s reporting period and to learn how those conditions
have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Value Investors Trust
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Franklin MicroCap Value Fund 3
Franklin Mutual U.S. Mid Cap Value Fund 10
Franklin Small Cap Value Fund 17
Financial Highlights and Schedules of Investments 24
Financial Statements 47
Notes to Financial Statements 52
Report of Independent Registered
Public Accounting Firm 67
Tax Information 68
Board Members and Officers 69
Shareholder Information 73
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Franklin MicroCap Value Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. Our strategy is to buy shares of companies that we
believe are undervalued at the time of purchase and
have the potential for capital appreciation. The types of
companies the Fund may invest in include, among other
things, those that may be considered out of favor due to
actual or perceived cyclical or secular challenges, or are
experiencing temporary setbacks, diminished expectations,
mismanagement or undermanagement, or are financially
stressed. Environmental, social and governance (ESG)
related assessments of companies may be considered. In
choosing investments, we conduct an in-depth analysis of
a company’s long-term or normalized earnings and free
cash flow potential, quality of management, ownership of
valuable franchises, trademarks or trade names, control of
distribution networks, underutilized assets and market share for particular products, balance sheet, and other factors
that may identify the issuer as a potential investment. The
investment manager considers selling a security when it no
longer meets its value criteria.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Over the 12-month period, microcap value stocks
struggled versus their large-, mid- and small-cap
counterparts against a backdrop of rising inflation, significant interest rate hikes, strong consumer spending and periodic
economic shocks.
Substantial inflationary pressure affected much of the
12-month reporting period, as consumers spent higher
wages and pandemic-era savings on goods and services.
The U.S. Federal Reserve (Fed) hiked interest rates at a
steady clip throughout much of the year in an effort to rein in spending. Investor concerns over the rate hikes’ effects
on economic growth periodically affected market sentiment.
In March 2023, markets were roiled by instability within the banking sector, as rising rates and falling deposit levels
affected the health of some institutions. A lack of banking
sector contagion, continued positive economic data and
strong corporate earnings led to a sanguine period for
markets in early- and mid-summer 2023, until volatility
reentered the picture in August.
Near the end of the period, inflation eased from its highs.
An employed consumer currently continues to spend, but
pandemic-era consumer savings reserves are steadily
dwindling, and measures of credit utilization are climbing,
potentially setting the stage for future financial stress.
In August, Fed Chairman Jerome Powell said that rate
decisions would be made on a meeting-by-meeting basis,
acknowledging the strength yet uncertainty present in the
economy. The Fed held rates steady through the end of the
period. Investors are looking for continued signs of a soft
landing balanced with the reality that interest rates may be higher for longer than originally anticipated.
Q. How did we respond to these changing market
conditions?
A. Over the last year, we have been positioning the portfolio in response to wide share price dispersion by incrementally
purchasing shares in companies that are trading at
depressed levels and could materially benefit from future
developments including improved growth prospects, stable
to lower interest rates, reduced input costs or increased
labor availability. Conversely, we are also aware conditions could deteriorate even further. Given this environment,
we are being mindful of position sizes for these types of
companies until things become clearer.
In the near term, we expect market activity and volatility
levels to be influenced by developments around
geopolitical events, inflation concerns and central bank
activity. Regardless of these factors, we remain focused
on identifying opportunities to improve the quality of our
positions at relatively attractive valuations. We will continue to follow our process of targeting historically successful
companies, with understandable business models, good
corporate governance and low debt, that we view as
temporarily trading at depressed levels, relative to future
earnings power. We believe this investment approach
constitutes our competitive advantage and may provide
meaningful upside potential and possible downside risk
management during turbulent periods.

Franklin MicroCap Value Fund

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Annual Report
Performance Overview
The Fund’s Class A shares posted a -0.71% cumulative total
return for the 12 months under review. In comparison, the
Russell 2000
®
Value Index, which measures the performance
of those Russell 2000
®
Index companies with relatively lower
price-to-book ratios and lower forecasted growth rates,
posted a -9.93% cumulative total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. Sterling Infrastructure boosted relative returns, after
reporting strong sales in its e-infrastructure and building
solutions businesses. It also saw solid demand trends in
its transportation business. Additionally, Sterling recently posted record bookings for the e-infrastructure business.
As a result of the strong trends, Sterling raised its full-
year guidance. Matrix Service was a contributor to relative
performance. The company, which provides engineering,
fabrication, construction, and maintenance services to
support critical energy infrastructure and industrial markets, has seen strong project awards in recent quarters, which
should boost its revenue growth over the coming quarters,
in our view. Elsewhere, Daktronics, which makes electronic
display systems, contributed to relative returns, following
upbeat financial results. Revenues were up sharply,
supported by strong backlog conversion, supply chain
stabilization and better manufacturing capacity. Pricing
increases, supply chain improvements, and production and
inventory management also bolstered margins. Looking
ahead, Daktronics expects to benefit from greater production capacity, investments in factory automation, better labor
availability and reduced supply chain disruptions.
Portfolio Composition
10/31/23
% of Total
Net Assets
Banks 18.2%
Machinery 12.6%
Construction & Engineering 7.6%
Energy Equipment & Services 6.4%
Textiles, Apparel & Luxury Goods 4.3%
Health Care Equipment & Supplies 4.1%
Specialty Retail 3.7%
Diversified REITs 3.7%
Electronic Equipment, Instruments &
Components 3.5%
Insurance 3.3%
Electrical Equipment 3.0%
Professional Services 2.7%
Communications Equipment 2.0%
Hotels, Restaurants & Leisure 2.0%
Other
*
21.4%
Short-Term Investments & Other Net Assets 1.5%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
10/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Matrix Service Co. 3.7%
Construction & Engineering, United States
L B Foster Co. 3.0%
Machinery, United States
Sterling Infrastructure, Inc. 3.0%
Construction & Engineering, United States
Miller Industries, Inc. 2.9%
Machinery, United States
Helix Energy Solutions Group, Inc. 2.7%
Energy Equipment & Services, United States
Vera Bradley, Inc. 2.7%
Textiles, Apparel & Luxury Goods, United States
Northeast Bank 2.5%
Banks, United States
First Business Financial Services, Inc. 2.1%
Banks, United States
Graham Corp. 2.1%
Machinery, United States
CTO Realty Growth, Inc. 1.9%
Diversified REITs, United States
1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trade-
mark of Frank Russell Company. Russell 2000
®
Value Index is market capitalization weighted and measures the performance of those Russell 2000
®
Index companies with
relatively lower price-to-book ratios and lower forecasted growth rates.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 27 .

Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
Q. What were the leading detractors from performance?
A. Investar Holdings, a commercial bank focused on South
Louisiana, curbed relative results as the run on deposits at a larger bank spooked investors across the banking system
earlier in the reporting period. Additionally, the bank has
recently reported a decline in its net interest margin, as
funding costs increased more than the increase in the yield
of its interest-earning assets. Bank Peapack-Gladstone
Financial was also a detractor. Clients moved money out of
their non-interest-bearing accounts earlier in the year in favor of higher yielding deposit accounts. Later in the reporting
period, Peapack-Gladstone saw credit worsen and non-
performing loans rise as two freight companies struggled
amid a downturn due to a supply and demand imbalance.
We expect these challenges to abate over time, and for
the bank’s deposit business to stabilize. Outside financials,
Shyft Group, which assembles specialty commercial and
recreational vehicles, hindered relative results over the
period. The demand environment has been more difficult,
particularly as last-mile customers deferred or canceled
orders and the recreational vehicle market has remained
weak resulting in soft demand for motorhome chassis. Shyft
Group expects the environment to remain weak, over the
next few quarters as dealers clear current inventories.
Thank you for your participation in Franklin MicroCap
Value Fund. We look forward to continuing to serve your
investment needs.
Oliver H. Wong, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2023
Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -0.71% -6.16%
5-Year +35.88% +5.13%
10-Year +62.24% +4.36%
Advisor
1-Year -0.44% -0.44%
5-Year +37.58% +6.59%
10-Year +66.26% +5.22%
See page 8 for Performance Summary footnotes.

Franklin MicroCap Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/13–10/31/23)
Advisor Class
(10/31/13–10/31/23)

Franklin MicroCap Value Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The investment style may become out of favor, which may have a negative impact on performance. The manager may consider environ-
mental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection.
In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 02/29/2024 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell 2000
®
Value Index is market capitalization weighted and measures the performance of those Russell 2000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–10/31/23)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0851 $0.0478 $1.4886 $1.6215
R6 $0.1791 $0.0478 $1.4886 $1.7155
Advisor $0.1556 $0.0478 $1.4886 $1.6920
Total Annual Operating Expenses
6
Share Class
A 1.24%
Advisor 0.99%

Your Fund’s Expenses
Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,030.80 $6.27 $1,019.03 $6.23 1.23%
R6 $1,000 $1,032.90 $4.33 $1,020.95 $4.31 0.85%
Advisor $1,000 $1,032.40 $4.97 $1,020.31 $4.94 0.97%

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Annual Report
Franklin Mutual U.S. Mid Cap Value Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. We employ a research driven, fundamental value strategy
for the Fund and select investments based on our own
evaluation of the security’s fundamental value, including for equity securities, an analysis of the cash flow potential, long-
term earnings, multiples of earnings and book value. We
examine each investment separately and there are no set
criteria as to specific value parameters, earnings or industry type. Environmental, social and governance (ESG) related
assessments of companies are also considered.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Substantial inflationary pressure affected much of the
12-month reporting period, as consumers spent higher
wages and pandemic-era savings on goods and services.
The U.S. Federal Reserve (Fed) hiked interest rates at a
steady clip throughout much of the year in an effort to rein in spending. Investor concerns over the rate hikes’ effects on
economic growth periodically affected market sentiment. In
March, markets were roiled by instability within the banking sector, as rising rates and falling deposit levels affected
the health of some institutions. A lack of banking sector
contagion, continued positive economic data and strong
corporate earnings led to a sanguine period for markets in
early- and mid-summer 2023, until volatility re-entered the
picture in August.
Near the end of the period, inflation eased from its highs.
An employed consumer currently continues to spend, but
pandemic-era consumer savings reserves are steadily
dwindling, and measures of credit utilization are climbing,
potentially setting the stage for future financial stress.
In August, Fed Chairman Jerome Powell said that rate
decisions would be made on a meeting-by-meeting basis,
acknowledging the strength yet uncertainty present in the
economy. The Fed held rates steady through the end of the
period. Investors are looking for continued signs of a soft
landing balanced with the reality that interest rates may be higher for longer than originally anticipated.
From a global perspective, the European economy is
constrained by a combination of high inflation and high
interest rates and consumers are pulling back on their
spending. In September, eurozone composite PMI was
in contraction territory for the fourth straight month. The
European Union recently reduced its forecast for this and
next year’s economic growth. In China, weak demand
continues to weigh on the economy, while ongoing real
estate difficulties are eroding investor sentiment and growth outlooks. The recent attack on Israel and resulting war has
added another factor to the complicated global economic
picture. Although we primarily invest in U.S. companies and
do not make investment decisions based on macroeconomic
events, we continue to monitor events affecting the global
investment and economic climate.
Q. How did we respond to these changing market
conditions?
A. Throughout the last year, we have continued to view the
current environment as a truly fundamentally driven stock
picking market. As bottom-up investors, we look for market
dislocations to provide us with opportunities to buy overly
discounted securities. In addition, we believe that plateauing interest rates will be helpful to corporations as they prioritize how to deploy capital. We expect steadier rates to stimulate merger activity and initial public offerings as investors can anchor around a firmer discount rate.
We remain focused on identifying opportunities to acquire
stocks at attractive valuations based upon our assessment
of fundamental value, while taking advantage of volatility.
Our process of finding underappreciated and misunderstood
companies with identifiable catalysts to unlock shareholder
value may provide meaningful upside potential and possible
downside risk management during turbulent periods. While
unnerving, volatility remains an inherent part of investing in risk assets, and the market historically rewards investors
who take an opportunistic long-term perspective.
Performance Overview
The Fund’s Class A shares posted a -2.70% cumulative total
return for the 12 months under review. In comparison, the
Russell MidCap
®
Value Index, which is market capitalization
weighted and measures the performance of those Russell
Midcap
®
Index companies with relatively lower price-to-book
ratios and lower forecasted growth rates, posted a -3.56%
cumulative total return.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 13 .
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 35 .

Franklin Mutual U.S. Mid Cap Value Fund

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Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. Flex, a contract manufacturer, supported relative
results despite concerns about slowing demand for its IT
infrastructure and cloud businesses. The company also
announced a tax-free spin of its listed solar subsidiary
(Nextracker) which helps unlock value for shareholders.
Although the macroeconomic environment remains difficult,
we expect Flex to demonstrate resilience in earnings power
supported by a rising mix of long-cycle businesses such
as autos and health care. U.S. homebuilder DR Horton
contributed to relative performance, following strong
earnings and growing optimism about the industry’s financial results. DR Horton’s recent financial results have been
strong despite the higher mortgage rate environment. Onto
Innovation is a provider of metrology and inspection tools for the semiconductor industry. The shares contributed to results for the period as the company is expected to be a prime
beneficiary of semiconductor equipment spending leveraged
towards the next generation of chip architecture. Further, the end markets targeted by the company are expected to grow
faster than the overall spending on wafer fab equipment.
Q. What were the leading detractors from performance?
A. SVB Financial, a U.S.-based bank, detracted from relative returns after being seized by regulators. The bank suffered
from a rapid run on its deposits in March 2023 in the wake
of its attempt to raise capital following losses on the sale of its U.S. Treasuries portfolio. We exited the position during the period. Citizens Financial Group, a U.S.-based bank,
detracted from relative results following the collapse of SVB
Financial and resulting stresses in the broader banking
system. Recent financial results have also been weak.
Net interest income and net interest margins remain under
pressure. Elsewhere, utility AES was a detractor, as higher
interest rates have made bonds more attractive relative
to high dividend paying sectors like utilities. Nonetheless, second-quarter results were largely positive, and the
company expects a pickup in growth later in the year as it
benefits from investments in renewable power generation.
Q. Were there any significant changes to the Fund
during the reporting period?
A. During the year, we pared back on some of our names
which had above average financial leverage, mindful that we
might be in a period of higher interest rates for longer than initially expected.
Thank you for your participation in Franklin Mutual U.S. Mid
Cap Value Fund. We look forward to continuing to serve your
investment needs.
Grace Hoefig
Lead Portfolio Manager
Portfolio Composition
10/31/23
% of Total
Net Assets
Electric Utilities 6.4%
Aerospace & Defense 6.0%
Professional Services 5.3%
Financial Services 5.0%
Chemicals 4.9%
Energy Equipment & Services 4.5%
Insurance 4.5%
Banks 4.0%
Health Care Providers & Services 3.7%
Real Estate Management & Development 3.4%
Trading Companies & Distributors 2.9%
Automobile Components 2.9%
Oil, Gas & Consumable Fuels 2.8%
Retail REITs 2.4%
Other
*
37.1%
Short-Term Investments & Other Net Assets 4.2%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
10/31/23
Company
Industry, Country
% of Total
Net Assets
a a
PPL Corp. 2.9%
Electric Utilities, United States
Entergy Corp. 2.7%
Electric Utilities, United States
PNC Financial Services Group, Inc. (The) 2.4%
Banks, United States
Brixmor Property Group, Inc. 2.4%
Retail REITs, United States
Schlumberger NV 2.3%
Energy Equipment & Services, United States
Hartford Financial Services Group, Inc. (The) 2.3%
Insurance, United States
CBRE Group, Inc. 2.3%
Real Estate Management & Development,
United States
Johnson Controls International plc 2.2%
Building Products, United States
Voya Financial, Inc. 2.2%
Financial Services, United States
Baker Hughes Co. 2.2%
Energy Equipment & Services, United States

Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Annual Report
Srini Vijay, CFA
Stephen Shunk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2023
Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -2.70% -8.05%
5-Year +23.59% +3.15%
10-Year +57.36% +4.05%
Advisor
1-Year -2.45% -2.45%
5-Year +25.17% +4.59%
10-Year +61.33% +4.90%
See page 15 for Performance Summary footnotes.

Franklin Mutual U.S. Mid Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/13–10/31/23)
Advisor Class
(10/31/13–10/31/23)

Franklin Mutual U.S. Mid Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal . The investment style may become out of favor, which may have a negative impact on performance.
Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmen-
tal, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the
Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/2024 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell Midcap
®
Value Index is market capitalization weighted and measures the performance of those Russell Midcap
®
Index companies with
relatively lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–10/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.3267 $1.0752 $1.4019
C $0.0535 $1.0752 $1.1287
R $0.2454 $1.0752 $1.3206
R6 $0.4459 $1.0752 $1.5211
Advisor $0.4082 $1.0752 $1.4834
Total Annual Operating Expenses
6
Share Class
A 0.91%
Advisor 0.66%

Your Fund’s Expenses
Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $946.00 $4.28 $1,020.81 $4.44 0.87%
C $1,000 $942.60 $7.94 $1,017.04 $8.24 1.62%
R $1,000 $944.70 $5.50 $1,019.55 $5.71 1.12%
R6 $1,000 $947.60 $2.60 $1,022.54 $2.70 0.53%
Advisor $1,000 $947.20 $3.05 $1,022.07 $3.17 0.62%

franklintempleton.com
Annual Report
Franklin Small Cap Value Fund
Fund Overview
The Fund is currently closed to new investors with limited
exceptions. Existing investors may continue to purchase
additional shares of the Fund, please see the Fund's
prospectus for additional information.
Q. What is the Fund's investment strategy?
A. The Fund generally invests in equity securities,
predominantly common stocks of small cap companies, that
we believe are undervalued at the time of purchase and have
the potential for capital appreciation. A stock is undervalued when it trades at less than the price at which we believe
it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund
invests in companies that we believe have, for example:
stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the
stock price. The types of companies the Fund may invest
in include those that may be considered out of favor due
to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations,
mismanagement or undermanagement, or are financially
stressed. Environmental, social and governance (ESG)
related assessments of companies are also considered.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Over the 12-month period, small-cap value stocks
struggled versus their large- and mid-cap counterparts
against a backdrop of rising inflation, significant interest rate hikes, strong consumer spending and periodic economic
shocks.
Substantial inflationary pressure affected much of the
12-month reporting period, as consumers spent higher
wages and pandemic-era savings on goods and services.
The U.S. Federal Reserve (Fed) hiked interest rates at a
steady clip throughout much of the year in an effort to rein in spending. Investor concerns over the rate hikes’ effects
on economic growth periodically affected market sentiment.
In March 2023, markets were roiled by instability within the banking sector, as rising rates and falling deposit levels
affected the health of some institutions. A lack of banking
sector contagion, continued positive economic data and
strong corporate earnings led to a sanguine period for
markets in early- and mid-summer 2023, until volatility
reentered the picture in August.
Near the end of the period, inflation eased from its highs.
An employed consumer currently continues to spend, but
pandemic-era consumer savings reserves are steadily
dwindling, and measures of credit utilization are climbing,
potentially setting the stage for future financial stress.
In August, Fed Chairman Jerome Powell said that rate
decisions would be made on a meeting-by-meeting basis,
acknowledging the strength yet uncertainty present in the
economy. The Fed held rates steady through the end of the
period. Investors are looking for continued signs of a soft
landing balanced with the reality that interest rates may be higher for longer than originally anticipated.
When measured relative to large-cap companies, profitable
small-cap companies are still trading near their lowest
valuations in 20 years. We think this reflects concerns over stubbornly high interest rates and the potential ongoing
impact on economic growth.
Q. How did we respond to these changing market
condition?
A. Over the last year, we have been positioning the portfolio in response to wide share price dispersion by incrementally
purchasing shares in companies that are trading at
depressed levels and could materially benefit from future
developments including improved growth prospects, stable
to lower interest rates, reduced input costs or increased
labor availability. Conversely, we are also aware conditions could deteriorate even further. Given this environment,
we are being mindful of position sizes for these types of
companies until things become clearer.
In the near term, we expect market activity and volatility
levels to be influenced by developments around
geopolitical events, inflation concerns and central bank
activity. Regardless of these factors, we remain focused
on identifying opportunities to improve the quality of our
positions at relatively attractive valuations. We will continue to follow our process of targeting historically successful
companies with understandable business models, good
corporate governance and low debt, that we view as
temporarily trading at depressed levels, relative to future
earnings power. We believe this investment approach
constitutes our competitive advantage and may provide
meaningful upside potential and possible downside risk
management during turbulent periods.

Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
Portfolio Composition
10/31/23
% of Total
Net Assets
Banks
13.7%
Insurance
6.9%
Oil, Gas & Consumable Fuels
6.0%
Trading Companies & Distributors
5.1%
Building Products
5.0%
Chemicals
4.7%
Hotels, Restaurants & Leisure
4.5%
Food Products
4.3%
Aerospace & Defense
4.1%
Automobile Components
4.1%
Leisure Products
3.7%
Electronic Equipment, Instruments &
Components
3.3%
Software
3.3%
Machinery
3.2%
Other
*
26.3%
Short-Term Investments & Other Net Assets
1.8%
Performance Overview
The Fund’s Class A shares posted a -4.09% cumulative total
return for the 12 months under review. In comparison, the
Russell 2000
®
Value Index, which measures the performance
of those Russell 2000
®
Index companies with relatively lower
price-to-book ratios and lower forecasted growth rates,
posted a -9.93% cumulative total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 20 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. TechnipFMC, an oilfield equipment and services
company, contributed to relative performance, driven by
better-than-expected quarterly results, an increase in oil
prices, continued strength in offshore order inflow, and
visibility on an improving industry order pipeline. Additionally,
TechnipFMC restarted its quarterly dividend and expanded
its share repurchase program.
Glanbia, an international consumer foods and nutritional
products company, contributed to results during the
period after reporting better-than-expected earnings and
announcing the divestiture of a joint venture at an attractive valuation as it takes steps to simplify its business. The
company’s initial fiscal 2023 guidance also suggested
margins should expand as it laps significant raw material
inflation in its key inputs. We remain positive on the
company’s growth prospects in the growing sports nutrition
space, and on the margin recapture opportunity.
Shares of UFP Industries outperformed during the period.
Despite headwinds from lumber price deflation, the
company posted its seventh consecutive quarter of double-
digit EBITDA margins and management reiterated their
confidence in maintaining the margin above 10% in the
future. UFP has historically not purchased large amounts of
its own stock, but as cash on the balance sheet continues to grow, the company has become more active.
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
10/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Crescent Point Energy Corp. 3.7%
Oil, Gas & Consumable Fuels, Canada
McGrath RentCorp 3.7%
Trading Companies & Distributors, United States
ACI Worldwide, Inc. 3.3%
Software, United States
Glanbia plc 3.1%
Food Products, Ireland
Mattel, Inc. 3.0%
Leisure Products, United States
Hanover Insurance Group, Inc. (The) 2.8%
Insurance, United States
Columbia Banking System, Inc. 2.5%
Banks, United States
SouthState Corp. 2.5%
Banks, United States
UFP Industries, Inc. 2.4%
Building Products, United States
Green Plains, Inc. 2.3%
Oil, Gas & Consumable Fuels, United States
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 43 .

Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
Q. What were the leading detractors from performance?
A. First Interstate Bank, a regional bank with a footprint in the western U.S., detracted from performance during the
period as two mid-sized banks failed in early 2023 due to
deposit runs which heightened investor concerns regarding
banking sector capital and liquidity. Additionally, First
Interstate’s first-quarter results were negatively impacted by funding costs that rose faster than its asset yields, putting pressure on its net interest income outlook. While First
Interstate’s near-term earnings power has been negatively
impacted by the current yield curve, the bank remains well
capitalized and has sufficient liquidity options to cover its uninsured deposit base and expected deposit outflows.
Envista, a manufacturer of dental products, detracted as its first-quarter results came weaker than Street expectations.
This was due to weakness in China and Russia as well as
weaker demand for big ticket imaging capital equipment.
However, management reiterated full-year 2023 guidance
on expectations of accelerating growth and improvements in
its operating margin through 2023. Overall, we believe that
the company is transforming its portfolio towards higher-
growth, higher-margin products, while remaining focused on
continuously improving its operating performance.
Shares of Clearfield, a manufacturer of fiber optic
connectivity and management solutions, contracted during
the period. We believe the near-term outlook remains
challenging due to inventory digestion and a low level of
customer capital expenditure. Margins are also expected
to contract due to the low utilization rate. Contribution
from major government subsidies for broadband access
equipment likely won’t begin until the second half of 2024.
Q. Were there any significant changes to the Fund
during the reporting period?
A. While we did not make changes to our investment
philosophy during the period, we did identify some
opportunities presented by the market environment. First,
our allocation to the financials sector saw a net decrease
during the 12-month period, primarily due to our positions
within the banking industry. After banking sector turmoil
caused stock prices to fall in March, however, we began to
focus our attention in this area. As valuations meaningfully improved and sentiment deteriorated, we were able to
identify several quality names in the banking sector,
increasing our overall exposure. In addition, we added
to consumer discretionary companies during the year,
particularly within the leisure products industry, where we
identified quality names at depressed valuations.
Thank you for your participation in Franklin Small Cap
Value Fund. We look forward to continuing to serve your
investment needs.
Steven Raineri
Lead Portfolio Manager
Nicholas Karzon, CFA
Portfolio Manager
Christopher Meeker, CFA
Portfolio Manager
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2023
Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -4.09% -9.37%
5-Year +32.46% +4.59%
10-Year +72.62% +5.01%
Advisor
1-Year -3.86% -3.86%
5-Year +34.13% +6.05%
10-Year +77.16% +5.89%
See page 22 for Performance Summary footnotes.

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 22 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/13–10/31/23)
Advisor Class
(10/31/13–10/31/23)

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The investment style may become out of favor, which may have a negative impact on performance. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Real estate investment trusts (REITs)
are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell 2000
®
Value Index is market capitalization weighted and measures the performance of those Russell 2000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–10/31/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1982 $1.4008 $1.5990
C – $1.4008 $1.4008
R $0.0779 $1.4008 $1.4787
R6 $0.4091 $1.4008 $1.8099
Advisor $0.3292 $1.4008 $1.7300
Total Annual Operating Expenses
6
Share Class
A 0.98%
Advisor 0.73%

Your Fund’s Expenses
Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $956.40 $4.84 $1,020.26 $5.00 0.98%
C $1,000 $952.70 $8.52 $1,016.48 $8.80 1.73%
R $1,000 $955.00 $6.07 $1,019.00 $6.27 1.23%
R6 $1,000 $958.20 $2.91 $1,022.23 $3.01 0.59%
Advisor $1,000 $957.60 $3.61 $1,021.52 $3.73 0.73%

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.57 $32.58 $21.77 $29.32 $31.06
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.12 0.11
c
0.11 0.06
Net realized and unrealized gains (losses) ........... (0.30) (0.81) 12.15 (2.89) (0.03)
Total from investment operations .................... (0.15) (0.69) 12.26 (2.78) 0.03
Less distributions from:
Net investment income .......................... (0.09) (0.08) (0.11) (0.06) —
Net realized gains ............................. (1.54) (4.24) (1.34) (4.71) (1.77)
Total distributions ............................... (1.63) (4.32) (1.45) (4.77) (1.77)
Net asset value, end of year ....................... $25.79 $27.57 $32.58 $21.77 $29.32
Total return
d
................................... (0.71)% (2.00)% 57.97% (12.10)% 0.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.23% 1.24% 1.23% 1.28% 1.22%
Expenses net of waiver and payments by affiliates ....... 1.22%
e
1.22%
e
1.23%
f
1.27%
e
1.21%
e
Net investment income ........................... 0.56% 0.45% 0.37%
c
0.50% 0.23%
Supplemental data
Net assets, end of year (000’s) ..................... $139,370 $144,717 $161,200 $94,015 $145,897
Portfolio turnover rate ............................ 32.63% 19.91% 31.98% 31.04% 7.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.20%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.18 $33.21 $22.17 $29.80 $31.43
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.22 0.22
c
0.20 0.16
Net realized and unrealized gains (losses) ........... (0.34) (0.82) 12.36 (2.94) (0.02)
Total from investment operations .................... (0.07) (0.60) 12.58 (2.74) 0.14
Less distributions from:
Net investment income .......................... (0.18) (0.19) (0.20) (0.18) —
Net realized gains ............................. (1.54) (4.24) (1.34) (4.71) (1.77)
Total distributions ............................... (1.72) (4.43) (1.54) (4.89) (1.77)
Net asset value, end of year ....................... $26.39 $28.18 $33.21 $22.17 $29.80
Total return .................................... (0.35)% (1.67)% 58.51% (11.80)% 0.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.91% 0.91% 0.95% 0.89%
Expenses net of waiver and payments by affiliates ....... 0.86%
d
0.87%
d
0.88% 0.91%
d
0.86%
d
Net investment income ........................... 0.98% 0.79% 0.72%
c
0.86% 0.58%
Supplemental data
Net assets, end of year (000’s) ..................... $15,228 $25,570 $23,137 $12,299 $19,266
Portfolio turnover rate ............................ 32.63% 19.91% 31.98% 31.04% 7.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.95 $32.96 $22.01 $29.62 $31.28
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.19 0.19
c
0.17 0.15
Net realized and unrealized gains (losses) ........... (0.33) (0.81) 12.28 (2.94) (0.04)
Total from investment operations .................... (0.10) (0.62) 12.47 (2.77) 0.11
Less distributions from:
Net investment income .......................... (0.16) (0.15) (0.18) (0.13) —
Net realized gains ............................. (1.54) (4.24) (1.34) (4.71) (1.77)
Total distributions ............................... (1.70) (4.39) (1.52) (4.84) (1.77)
Net asset value, end of year ....................... $26.15 $27.95 $32.96 $22.01 $29.62
Total return .................................... (0.44)% (1.77)% 58.40% (11.95)% 0.87%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 0.99% 0.98% 1.03% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.96%
d
0.97%
d
0.98%
e
1.02%
d
0.96%
d
Net investment income ........................... 0.83% 0.69% 0.60%
c
0.73% 0.48%
Supplemental data
Net assets, end of year (000’s) ..................... $36,980 $44,877 $38,829 $22,429 $29,687
Portfolio turnover rate ............................ 32.63% 19.91% 31.98% 31.04% 7.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.43%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2023
Franklin MicroCap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 1.7%
a
Ducommun, Inc. ...................................... United States 68,025 $ 3,254,316
Banks 18.2%
American National Bankshares, Inc. ....................... United States 79,729 3,042,459
Arrow Financial Corp. .................................. United States 119,020 2,536,316
Bar Harbor Bankshares ................................. United States 87,544 2,190,351
First Business Financial Services, Inc. ...................... United States 130,500 4,006,350
First Internet Bancorp .................................. United States 116,755 1,911,279
a
First Western Financial, Inc. ............................. United States 110,706 1,480,139
Investar Holding Corp. ................................. United States 175,338 1,662,204
Northeast Bank ....................................... United States 101,675 4,853,965
Northrim BanCorp, Inc. ................................. United States 28,900 1,205,419
Orrstown Financial Services, Inc. ......................... United States 129,428 2,732,225
Peapack-Gladstone Financial Corp. ....................... United States 114,985 2,687,199
Premier Financial Corp. ................................. United States 154,765 2,685,173
Southern Missouri Bancorp, Inc. .......................... United States 69,811 2,823,855
WesBanco, Inc. ....................................... United States 42,357 1,033,087
34,850,021
Biotechnology 1.7%
a
Anika Therapeutics, Inc. ................................ United States 100,886 1,967,277
a
Catalyst Pharmaceuticals, Inc. ........................... United States 104,300 1,294,363
3,261,640
Communications Equipment 2.0%
a
Digi International, Inc. .................................. United States 61,913 1,558,969
PCTEL, Inc. ......................................... United States 344,215 2,357,873
3,916,842
Construction & Engineering 7.6%
a
Matrix Service Co. ..................................... United States 607,019 7,071,770
a
Northwest Pipe Co. .................................... United States 65,700 1,790,982
a
Sterling Infrastructure, Inc. .............................. United States 79,607 5,799,370
14,662,122
Consumer Staples Distribution & Retail 0.7%
Village Super Market, Inc., A ............................. United States 54,637 1,336,967
Diversified REITs 3.7%
Alpine Income Property Trust, Inc. ......................... United States 219,121 3,374,463
CTO Realty Growth, Inc. ................................ United States 228,604 3,701,099
7,075,562
Diversified Telecommunication Services 0.5%
ATN International, Inc. .................................. United States 29,000 897,550
Electrical Equipment 3.0%
LSI Industries, Inc. .................................... United States 150,118 2,233,756
Preformed Line Products Co. ............................ United States 26,106 3,533,447
5,767,203
Electronic Equipment, Instruments & Components 3.5%
a
Daktronics, Inc. ....................................... United States 368,610 3,546,028
a
Kimball Electronics, Inc. ................................ United States 120,416 3,154,899
6,700,927
Energy Equipment & Services 6.4%
a
DMC Global, Inc. ..................................... United States 181,300 3,435,635

Franklin Value Investors Trust
Schedule of Investments
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
Helix Energy Solutions Group, Inc. ........................ United States 526,542 $ 5,160,112
a
Oil States International, Inc. ............................. United States 493,390 3,582,011
12,177,758
Food Products 1.3%
Alico, Inc. ........................................... United States 103,315 2,525,019
Health Care Equipment & Supplies 4.1%
a
Semler Scientific, Inc. .................................. United States 76,300 2,225,671
a
UFP Technologies, Inc. ................................. United States 14,280 2,226,538
Utah Medical Products, Inc. .............................. United States 41,696 3,315,666
7,767,875
Health Care Technology 0.7%
a
Computer Programs and Systems, Inc. ..................... United States 91,056 1,282,979
Hotels, Restaurants & Leisure 2.0%
a
Century Casinos, Inc. .................................. United States 392,262 1,718,107
a
Chuy's Holdings, Inc. .................................. United States 61,874 2,082,679
3,800,786
Household Durables 1.6%
Hooker Furnishings Corp. ............................... United States 188,406 3,150,148
Independent Power and Renewable Electricity Producers 1.3%
Polaris Renewable Energy, Inc. ........................... Canada 263,613 2,480,639
Insurance 3.3%
Investors Title Co. ..................................... United States 7,900 1,136,099
Tiptree, Inc., A ........................................ United States 197,690 2,987,096
United Fire Group, Inc. ................................. United States 106,157 2,138,002
6,261,197
Interactive Media & Services 1.9%
a
DHI Group, Inc. ....................................... United States 360,217 986,995
a
QuinStreet, Inc. ....................................... United States 236,700 2,677,077
3,664,072
IT Services 1.8%
Hackett Group, Inc. (The) ............................... United States 152,200 3,392,538
Machinery 12.6%
Alamo Group, Inc. ..................................... United States 13,249 2,123,815
a
Commercial Vehicle Group, Inc. .......................... United States 401,700 2,799,849
a
Graham Corp. ........................................ United States 256,146 3,993,316
Hurco Cos., Inc. ...................................... United States 105,700 2,114,000
a
L B Foster Co., A ...................................... United States 297,265 5,832,339
Miller Industries, Inc. ................................... United States 151,000 5,491,870
Shyft Group, Inc. (The) ................................. United States 157,379 1,728,022
24,083,211
Media 1.0%
Entravision Communications Corp., A ...................... United States 561,868 2,011,487
Metals & Mining 1.4%
Haynes International, Inc. ............................... United States 64,177 2,761,215
Office REITs 0.5%
City Office REIT, Inc. ................................... United States 243,764 928,741

Franklin Value Investors Trust
Schedule of Investments
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report

See Abbreviations on page 66 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 1.9%
VAALCO Energy, Inc. .................................. United States 813,900 $ 3,638,133
Paper & Forest Products 1.5%
Mercer International, Inc. ................................ Germany 366,300 2,908,422
Pharmaceuticals 1.6%
a
Harrow, Inc. ......................................... United States 217,396 3,116,372
Professional Services 2.7%
Heidrick & Struggles International, Inc. ..................... United States 105,876 2,577,022
Resources Connection, Inc. ............................. United States 187,400 2,524,278
5,101,300
Semiconductors & Semiconductor Equipment 0.3%
a
AXT, Inc. ............................................ United States 316,900 630,631
Specialty Retail 3.7%
a
America's Car-Mart, Inc. ................................ United States 43,577 2,918,788
a
Children's Place, Inc. (The) .............................. United States 30,300 829,311
a
Citi Trends, Inc. ....................................... United States 41,123 991,064
a
Genesco, Inc. ........................................ United States 86,620 2,374,254
7,113,417
Textiles, Apparel & Luxury Goods 4.3%
a
Delta Apparel, Inc. ..................................... United States 155,275 1,299,652
Rocky Brands, Inc. .................................... United States 151,560 1,861,157
a
Vera Bradley, Inc. ..................................... United States 698,125 5,110,275
8,271,084
Total Common Stocks (Cost $146,879,133) .....................................
188,790,174
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 3,026,861 3,026,861
Total Money Market Funds (Cost $3,026,861) ...................................
3,026,861
Total Short Term Investments (Cost $3,026,861 ) .................................
3,026,861
a
Total Investments (Cost $149,905,994) 100.1% ..................................
$191,817,035
Other Assets, less Liabilities (0.1)% ...........................................
(238,481)
Net Assets 100.0% ...........................................................
$191,578,554
a a a
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $32.32 $40.20 $27.59 $34.61 $37.93
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.37 0.43 1.14
c
0.52
Net realized and unrealized gains (losses) ........... (1.23) (3.28) 13.37 (5.47) 1.13
Total from investment operations .................... (0.80) (2.91) 13.80 (4.33) 1.65
Less distributions from:
Net investment income .......................... (0.33) (0.45) (1.19) (0.54) (0.46)
Net realized gains ............................. (1.08) (4.52) — (2.15) (4.51)
Total distributions ............................... (1.41) (4.97) (1.19) (2.69) (4.97)
Net asset value, end of year ....................... $30.11 $32.32 $40.20 $27.59 $34.61
Total return
d
................................... (2.70)% (8.06)% 51.14% (13.94)% 6.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.91% 0.91% 0.95% 0.93%
Expenses net of waiver and payments by affiliates
e
...... 0.88% 0.90% 0.91%
f
0.93% 0.89%
Net investment income ........................... 1.33% 1.07% 1.18% 3.94%
c
1.55%
Supplemental data
Net assets, end of year (000’s) ..................... $607,754 $688,933 $790,329 $538,538 $735,919
Portfolio turnover rate ............................ 64.21% 66.63% 60.45% 57.78% 44.31%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.69 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.50 $38.15 $26.21 $32.97 $36.13
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.11 0.15 0.93
c
0.26
Net realized and unrealized gains (losses) ........... (1.16) (3.11) 12.72 (5.28) 1.09
Total from investment operations .................... (0.98) (3.00) 12.87 (4.35) 1.35
Less distributions from:
Net investment income .......................... (0.05) (0.13) (0.93) (0.26) —
Net realized gains ............................. (1.08) (4.52) — (2.15) (4.51)
Total distributions ............................... (1.13) (4.65) (0.93) (2.41) (4.51)
Net asset value, end of year ....................... $28.39 $30.50 $38.15 $26.21 $32.97
Total return
d
................................... (3.42)% (8.77)% 50.06% (14.57)% 5.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.65% 1.66% 1.66% 1.70% 1.68%
Expenses net of waiver and payments by affiliates
e
...... 1.63% 1.65% 1.66%
f
1.68% 1.64%
Net investment income ........................... 0.58% 0.32% 0.42% 3.36%
c
0.80%
Supplemental data
Net assets, end of year (000’s) ..................... $10,359 $15,412 $20,132 $15,881 $27,443
Portfolio turnover rate ............................ 64.21% 66.63% 60.45% 57.78% 44.31%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.66 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $32.46 $40.34 $27.67 $34.70 $37.99
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.28 0.34 1.11
c
0.44
Net realized and unrealized gains (losses) ........... (1.23) (3.29) 13.44 (5.55) 1.14
Total from investment operations .................... (0.88) (3.01) 13.78 (4.44) 1.58
Less distributions from:
Net investment income .......................... (0.25) (0.35) (1.11) (0.44) (0.36)
Net realized gains ............................. (1.08) (4.52) — (2.15) (4.51)
Total distributions ............................... (1.33) (4.87) (1.11) (2.59) (4.87)
Net asset value, end of year ....................... $30.25 $32.46 $40.34 $27.67 $34.70
Total return .................................... (2.94)% (8.32)% 50.87% (14.16)% 5.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.16% 1.16% 1.20% 1.18%
Expenses net of waiver and payments by affiliates
d
...... 1.13% 1.15% 1.16%
e
1.18% 1.14%
Net investment income ........................... 1.08% 0.82% 0.93% 3.80%
c
1.30%
Supplemental data
Net assets, end of year (000’s) ..................... $4,922 $5,419 $6,362 $4,465 $6,764
Portfolio turnover rate ............................ 64.21% 66.63% 60.45% 57.78% 44.31%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.70 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $33.91 $41.93 $28.73 $35.93 $39.20
Income from investment operations
a
:
Net investment income
b
......................... 0.57 0.51 0.59 1.27
c
0.67
Net realized and unrealized gains (losses) ........... (1.29) (3.43) 13.91 (5.65) 1.18
Total from investment operations .................... (0.72) (2.92) 14.50 (4.38) 1.85
Less distributions from:
Net investment income .......................... (0.45) (0.58) (1.30) (0.67) (0.61)
Net realized gains ............................. (1.08) (4.52) — (2.15) (4.51)
Total distributions ............................... (1.53) (5.10) (1.30) (2.82) (5.12)
Net asset value, end of year ....................... $31.66 $33.91 $41.93 $28.73 $35.93
Total return .................................... (2.34)% (7.76)% 51.74% (13.61)% 6.61%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.59% 0.59% 0.61% 0.59%
Expenses net of waiver and payments by affiliates
d
...... 0.54% 0.55% 0.55% 0.55% 0.52%
Net investment income ........................... 1.67% 1.42% 1.54% 4.24%
c
1.92%
Supplemental data
Net assets, end of year (000’s) ..................... $31,790 $36,512 $39,290 $27,952 $36,398
Portfolio turnover rate ............................ 64.21% 66.63% 60.45% 57.78% 44.31%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.85%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $34.02 $42.04 $28.80 $36.01 $39.26
Income from investment operations
a
:
Net investment income
b
......................... 0.54 0.48 0.55 1.28
c
0.63
Net realized and unrealized gains (losses) ........... (1.31) (3.44) 13.95 (5.72) 1.19
Total from investment operations .................... (0.77) (2.96) 14.50 (4.44) 1.82
Less distributions from:
Net investment income .......................... (0.41) (0.54) (1.26) (0.62) (0.56)
Net realized gains ............................. (1.08) (4.52) — (2.15) (4.51)
Total distributions ............................... (1.49) (5.06) (1.26) (2.77) (5.07)
Net asset value, end of year ....................... $31.76 $34.02 $42.04 $28.80 $36.01
Total return .................................... (2.45)% (7.86)% 51.57% (13.71)% 6.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.66% 0.66% 0.70% 0.68%
Expenses net of waiver and payments by affiliates
d
...... 0.63% 0.65% 0.66%
e
0.68% 0.64%
Net investment income ........................... 1.58% 1.32% 1.43% 4.22%
c
1.80%
Supplemental data
Net assets, end of year (000’s) ..................... $43,244 $46,625 $56,787 $34,029 $47,427
Portfolio turnover rate ............................ 64.21% 66.63% 60.45% 57.78% 44.31%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2023
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.8%
Aerospace & Defense 6.0%
a
Babcock International Group plc .......................... United Kingdom 2,558,440 $ 12,170,631
L3Harris Technologies, Inc. .............................. United States 62,714 11,251,519
Melrose Industries plc .................................. United Kingdom 1,404,962 7,997,894
Moog, Inc., A ......................................... United States 87,549 10,160,061
41,580,105
Automobile Components 2.9%
Dowlais Group plc ..................................... United Kingdom 6,723,487 8,184,063
Lear Corp. .......................................... United States 90,194 11,703,574
19,887,637
Banks 4.0%
Citizens Financial Group, Inc. ............................ United States 491,124 11,507,035
PNC Financial Services Group, Inc. (The) ................... United States 145,832 16,693,389
28,200,424
Broadline Retail 1.7%
eBay, Inc. ........................................... United States 302,933 11,884,062
Building Products 2.2%
Johnson Controls International plc ......................... United States 314,395 15,411,643
Chemicals 4.9%
Ashland, Inc. ......................................... United States 92,086 7,056,550
Avient Corp. ......................................... United States 305,351 9,655,199
Huntsman Corp. ...................................... United States 393,837 9,188,217
Olin Corp. ........................................... United States 192,316 8,215,739
34,115,705
Commercial Services & Supplies 1.7%
a
Stericycle, Inc. ....................................... United States 285,151 11,759,627
Construction & Engineering 2.1%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 375,264 14,789,154
Consumer Finance 1.6%
Capital One Financial Corp. ............................. United States 110,046 11,146,559
Containers & Packaging 1.6%
International Paper Co. ................................. United States 340,990 11,501,593
Electric Utilities 6.4%
Entergy Corp. ........................................ United States 200,758 19,190,457
Evergy, Inc. .......................................... United States 105,586 5,188,496
PPL Corp. ........................................... United States 836,791 20,559,955
44,938,908
Electrical Equipment 1.3%
Regal Rexnord Corp. .................................. United States 79,253 9,384,348
Electronic Equipment, Instruments & Components 2.0%
a
Flex Ltd. ............................................ United States 544,248 13,998,059
Energy Equipment & Services 4.5%
Baker Hughes Co., A ................................... United States 442,321 15,224,689
Schlumberger NV ..................................... United States 292,473 16,279,047
31,503,736
Financial Services 5.0%
a
Fiserv, Inc. .......................................... United States 61,289 6,971,624
Global Payments, Inc. .................................. United States 117,138 12,442,398

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Voya Financial, Inc. .................................... United States 230,071 $ 15,361,841
34,775,863
Food Products 1.8%
Kraft Heinz Co. (The) .................................. United States 393,026 12,364,598
Health Care Equipment & Supplies 2.4%
Baxter International, Inc. ................................ United States 226,266 7,337,806
a
Envista Holdings Corp. ................................. United States 396,720 9,231,675
16,569,481
Health Care Providers & Services 3.7%
Cencora, Inc. ........................................ United States 53,111 9,833,501
Elevance Health, Inc. .................................. United States 20,942 9,425,785
Fresenius SE & Co. KGaA ............................... Germany 259,256 6,668,286
25,927,572
Household Durables 1.8%
DR Horton, Inc. ....................................... United States 121,430 12,677,292
Independent Power and Renewable Electricity Producers 2.0%
AES Corp. (The) ...................................... United States 927,015 13,812,523
Insurance 4.5%
Everest Group Ltd. .................................... United States 38,217 15,119,410
Hartford Financial Services Group, Inc. (The) ................ United States 221,069 16,237,518
31,356,928
Interactive Media & Services 1.0%
a
Match Group, Inc. ..................................... United States 196,847 6,810,906
Life Sciences Tools & Services 0.7%
a
Bio-Rad Laboratories, Inc., A ............................. United States 17,103 4,708,114
Machinery 1.9%
Parker-Hannifin Corp. .................................. United States 36,797 13,574,781
Media 1.8%
a
Liberty Broadband Corp., C .............................. United States 148,993 12,412,607
Metals & Mining 0.7%
Alcoa Corp. .......................................... United States 191,698 4,915,137
Oil, Gas & Consumable Fuels 2.8%
Crescent Point Energy Corp. ............................. Canada 554,026 4,437,748
Williams Cos., Inc. (The) ................................ United States 429,321 14,768,643
19,206,391
Personal Care Products 2.0%
Kenvue, Inc. ......................................... United States 744,372 13,845,319
Pharmaceuticals 1.4%
GSK plc ............................................ United States 557,935 9,944,135
Professional Services 5.3%
ICF International, Inc. .................................. United States 74,173 9,399,944
KBR, Inc. ........................................... United States 259,762 15,105,160
SS&C Technologies Holdings, Inc. ......................... United States 250,526 12,588,932
37,094,036
Real Estate Management & Development 3.4%
a
CBRE Group, Inc., A ................................... United States 226,682 15,718,130

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Colliers International Group, Inc. .......................... Canada 88,527 $ 8,032,055
23,750,185
Retail REITs 2.4%
Brixmor Property Group, Inc. ............................. United States 797,148 16,572,707
Semiconductors & Semiconductor Equipment 1.2%
a
Onto Innovation, Inc. ................................... United States 74,231 8,341,337
Software 1.5%
Gen Digital, Inc. ...................................... United States 643,041 10,713,063
Specialized REITs 1.5%
SBA Communications Corp., A ........................... United States 49,385 10,303,193
Specialty Retail 1.2%
Dick's Sporting Goods, Inc. .............................. United States 79,987 8,554,610
Trading Companies & Distributors 2.9%
a
AerCap Holdings NV ................................... Ireland 120,356 7,476,514
Ferguson plc ......................................... United States 84,184 12,644,437
20,120,951
Total Common Stocks (Cost $630,064,457) .....................................
668,453,289
Short Term Investments 4.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 33,756,988 33,756,988
Total Money Market Funds (Cost $33,756,988) ..................................
33,756,988
Total Short Term Investments (Cost $33,756,988 ) ................................
33,756,988
a
Total Investments (Cost $663,821,445) 100.6% ..................................
$702,210,277
Other Assets, less Liabilities (0.6)% ...........................................
(4,141,472)
Net Assets 100.0% ...........................................................
$698,068,805
a a a
See Abbreviations on page 66 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $51.18 $61.24 $41.84 $49.48 $52.59
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.25 0.47
c
0.45 0.51
d
Net realized and unrealized gains (losses) ........... (2.42) (4.60) 20.03 (5.01) 4.00
Total from investment operations .................... (2.03) (4.35) 20.50 (4.56) 4.51
Less distributions from:
Net investment income .......................... (0.20) (0.34) (0.35) (0.58) (0.44)
Net realized gains ............................. (1.40) (5.37) (0.75) (2.50) (7.18)
Total distributions ............................... (1.60) (5.71) (1.10) (3.08) (7.62)
Net asset value, end of year ....................... $47.55 $51.18 $61.24 $41.84 $49.48
Total return
e
................................... (4.09)% (7.83)% 49.59% (10.04)% 11.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.99% 0.98% 1.00% 1.08% 1.06%
Expenses net of waiver and payments by affiliates ....... 0.98%
f
0.98%
g
1.00%
g
1.07%
f
1.05%
f
Net investment income ........................... 0.75% 0.46% 0.81%
c
1.08% 1.10%
d
Supplemental data
Net assets, end of year (000’s) ..................... $1,076,436 $1,268,890 $1,577,561 $1,123,039 $1,334,235
Portfolio turnover rate ............................ 68.74% 47.06% 52.76% 67.46% 57.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.56%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.80%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $42.88 $52.25 $35.87 $42.84 $46.45
Income from investment operations
a
:
Net investment income (loss)
b
.................... —
c
(0.13) 0.02
d
0.12 0.15
e
Net realized and unrealized gains (losses) ........... (2.00) (3.87) 17.20 (4.33) 3.42
Total from investment operations .................... (2.00) (4.00) 17.22 (4.21) 3.57
Less distributions from:
Net investment income .......................... — — (0.09) (0.26) —
Net realized gains ............................. (1.40) (5.37) (0.75) (2.50) (7.18)
Total distributions ............................... (1.40) (5.37) (0.84) (2.76) (7.18)
Net asset value, end of year ....................... $39.48 $42.88 $52.25 $35.87 $42.84
Total return
f
.................................... (4.82)% (8.51)% 48.51% (10.73)% 10.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.74% 1.73% 1.75% 1.83% 1.81%
Expenses net of waiver and payments by affiliates ....... 1.73%
g
1.73%
h
1.75%
h
1.82%
g
1.80%
g
Net investment income (loss) ...................... —%
i
(0.29)% 0.05%
d
0.34% 0.35%
e
Supplemental data
Net assets, end of year (000’s) ..................... $50,027 $68,960 $99,994 $77,586 $111,639
Portfolio turnover rate ............................ 68.74% 47.06% 52.76% 67.46% 57.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.
e
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.05%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $50.46 $60.43 $41.31 $48.88 $51.98
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.11 0.32
c
0.35 0.40
d
Net realized and unrealized gains (losses) ........... (2.38) (4.53) 19.79 (4.97) 3.94
Total from investment operations .................... (2.12) (4.42) 20.11 (4.62) 4.34
Less distributions from:
Net investment income .......................... (0.08) (0.18) (0.24) (0.45) (0.26)
Net realized gains ............................. (1.40) (5.37) (0.75) (2.50) (7.18)
Total distributions ............................... (1.48) (5.55) (0.99) (2.95) (7.44)
Net asset value, end of year ....................... $46.86 $50.46 $60.43 $41.31 $48.88
Total return .................................... (4.35)% (8.05)% 49.22% (10.27)% 11.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.24% 1.23% 1.25% 1.33% 1.31%
Expenses net of waiver and payments by affiliates ....... 1.23%
e
1.23%
f
1.25%
f
1.32%
e
1.30%
e
Net investment income ........................... 0.50% 0.21% 0.56%
c
0.84% 0.85%
d
Supplemental data
Net assets, end of year (000’s) ..................... $102,284 $119,060 $150,288 $106,201 $143,634
Portfolio turnover rate ............................ 68.74% 47.06% 52.76% 67.46% 57.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.55%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $54.68 $65.05 $44.37 $52.29 $55.17
Income from investment operations
a
:
Net investment income
b
......................... 0.63 0.48 0.71
c
0.65 0.75
d
Net realized and unrealized gains (losses) ........... (2.60) (4.89) 21.27 (5.27) 4.23
Total from investment operations .................... (1.97) (4.41) 21.98 (4.62) 4.98
Less distributions from:
Net investment income .......................... (0.41) (0.59) (0.55) (0.80) (0.68)
Net realized gains ............................. (1.40) (5.37) (0.75) (2.50) (7.18)
Total distributions ............................... (1.81) (5.96) (1.30) (3.30) (7.86)
Net asset value, end of year ....................... $50.90 $54.68 $65.05 $44.37 $52.29
Total return .................................... (3.72)% (7.46)% 50.21% (9.65)% 11.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.62% 0.62% 0.68% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.59%
e
0.59% 0.59% 0.64%
e
0.61%
e
Net investment income ........................... 1.14% 0.84% 1.15%
c
1.47% 1.54%
d
Supplemental data
Net assets, end of year (000’s) ..................... $1,225,364 $1,248,367 $1,336,020 $510,946 $362,397
Portfolio turnover rate ............................ 68.74% 47.06% 52.76% 67.46% 57.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.24%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $54.76 $65.13 $44.44 $52.36 $55.19
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.41 0.63
c
0.58 0.67
d
Net realized and unrealized gains (losses) ........... (2.60) (4.91) 21.30 (5.29) 4.24
Total from investment operations .................... (2.05) (4.50) 21.93 (4.71) 4.91
Less distributions from:
Net investment income .......................... (0.33) (0.50) (0.49) (0.71) (0.56)
Net realized gains ............................. (1.40) (5.37) (0.75) (2.50) (7.18)
Total distributions ............................... (1.73) (5.87) (1.24) (3.21) (7.74)
Net asset value, end of year ....................... $50.98 $54.76 $65.13 $44.44 $52.36
Total return .................................... (3.86)% (7.59)% 49.98% (9.81)% 11.61%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.74% 0.73% 0.75% 0.83% 0.81%
Expenses net of waiver and payments by affiliates ....... 0.73%
e
0.73%
f
0.75%
f
0.82%
e
0.80%
e
Net investment income ........................... 1.00% 0.71% 1.01%
c
1.30% 1.35%
d
Supplemental data
Net assets, end of year (000’s) ..................... $1,199,891 $1,406,507 $1,687,270 $646,240 $522,329
Portfolio turnover rate ............................ 68.74% 47.06% 52.76% 67.46% 57.84%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2023
Franklin Small Cap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 4.1%
Melrose Industries plc .................................. United Kingdom 6,328,808 $ 36,027,406
QinetiQ Group plc ..................................... United Kingdom 15,158,531 60,972,340
a
Senior plc ........................................... United Kingdom 28,282,051 53,752,095
150,751,841
Automobile Components 4.1%
b
Adient plc ........................................... United States 2,200,895 74,148,152
b
Atmus Filtration Technologies, Inc. ........................ United States 1,784,158 33,470,804
LCI Industries ........................................ United States 377,983 41,007,376
148,626,332
Banks 13.7%
Atlantic Union Bankshares Corp. .......................... United States 438,080 12,621,085
a
Camden National Corp. ................................. United States 782,909 22,829,626
Columbia Banking System, Inc. ........................... United States 4,641,282 91,294,017
First Bancorp ........................................ United States 619,525 17,978,616
First Commonwealth Financial Corp. ....................... United States 1,509,199 18,382,044
First Interstate BancSystem, Inc., A ........................ United States 3,100,200 71,521,614
German American Bancorp, Inc. .......................... United States 779,192 21,295,317
Peoples Bancorp, Inc. .................................. United States 1,175,143 32,410,444
Seacoast Banking Corp. of Florida ........................ United States 1,185,277 23,954,448
SouthState Corp. ..................................... United States 1,372,248 90,705,593
TriCo Bancshares ..................................... United States 987,284 31,938,637
WSFS Financial Corp. .................................. United States 1,888,687 66,859,520
501,790,961
Building Products 5.0%
Insteel Industries, Inc. .................................. United States 441,343 12,317,883
b
Masonite International Corp. ............................. United States 613,713 48,569,247
UFP Industries, Inc. .................................... United States 907,664 86,382,383
Zurn Elkay Water Solutions Corp. ......................... United States 1,379,792 36,509,296
183,778,809
Capital Markets 0.8%
Piper Sandler Cos. .................................... United States 217,198 30,375,140
Chemicals 4.7%
Ashland, Inc. ......................................... United States 170,531 13,067,791
Avient Corp. ......................................... United States 1,684,525 53,264,680
a,b
Elementis plc ........................................ United Kingdom 39,868,704 57,383,349
Olin Corp. ........................................... United States 198,050 8,460,696
Tronox Holdings plc ................................... United States 3,631,196 38,817,485
170,994,001
Commercial Services & Supplies 0.8%
HNI Corp. ........................................... United States 840,678 29,163,120
Communications Equipment 0.7%
a,b
Clearfield, Inc. ........................................ United States 1,060,093 25,463,434
Construction & Engineering 3.1%
Primoris Services Corp. ................................. United States 1,778,835 53,471,780
Stantec, Inc. ......................................... Canada 335,184 20,507,905
b
WillScot Mobile Mini Holdings Corp. ....................... United States 970,023 38,228,606
112,208,291
Construction Materials 0.1%
b
Summit Materials, Inc., A ................................ United States 120,687 3,970,602

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Finance 0.1%
Bread Financial Holdings, Inc. ............................ United States 61,182 $ 1,653,749
Diversified REITs 1.1%
Alexander & Baldwin, Inc. ............................... United States 2,558,721 40,427,792
Electric Utilities 0.8%
IDACORP, Inc. ....................................... United States 319,478 30,257,761
Electrical Equipment 1.4%
Regal Rexnord Corp. .................................. United States 419,129 49,629,065
Electronic Equipment, Instruments & Components 3.3%
Benchmark Electronics, Inc. ............................. United States 1,597,302 38,670,681
b
Coherent Corp. ....................................... United States 325,923 9,647,321
CTS Corp. .......................................... United States 47,225 1,766,687
a,b
Knowles Corp. ....................................... United States 5,513,051 71,614,533
121,699,222
Energy Equipment & Services 2.1%
TechnipFMC plc ...................................... United Kingdom 3,559,134 76,592,564
Food Products 4.3%
Glanbia plc .......................................... Ireland 7,082,195 111,495,275
Maple Leaf Foods, Inc. ................................. Canada 2,341,736 46,621,958
158,117,233
Health Care Equipment & Supplies 2.9%
b
Envista Holdings Corp. ................................. United States 1,976,450 45,991,992
b
Integer Holdings Corp. ................................. United States 714,173 57,969,422
103,961,414
Hotel & Resort REITs 1.3%
Sunstone Hotel Investors, Inc. ............................ United States 5,283,854 49,139,842
Hotels, Restaurants & Leisure 4.5%
Boyd Gaming Corp. ................................... United States 402,887 22,259,507
b
Brinker International, Inc. ............................... United States 561,538 19,047,369
Dalata Hotel Group plc ................................. Ireland 6,053,205 25,681,205
b
Hilton Grand Vacations, Inc. ............................. United States 1,958,508 70,408,363
Jack in the Box, Inc. ................................... United States 408,821 25,829,311
163,225,755
Household Durables 1.1%
Century Communities, Inc. .............................. United States 140,017 8,611,046
b
M/I Homes, Inc. ....................................... United States 195,074 16,009,723
Meritage Homes Corp. ................................. United States 99,007 11,288,778
b
Taylor Morrison Home Corp., A ........................... United States 60,491 2,318,015
38,227,562
Industrial REITs 0.3%
STAG Industrial, Inc. ................................... United States 294,289 9,776,281
Insurance 6.9%
CNO Financial Group, Inc. .............................. United States 3,110,233 72,095,201
Hanover Insurance Group, Inc. (The) ....................... United States 875,351 102,599,891
a
Horace Mann Educators Corp. ........................... United States 2,453,429 77,847,302
252,542,394
Leisure Products 3.7%
Brunswick Corp. ...................................... United States 377,080 26,195,747

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
b
Mattel, Inc. .......................................... United States 5,689,860 $ 108,562,529
134,758,276
Machinery 3.2%
a
Columbus McKinnon Corp. .............................. United States 1,663,598 50,856,191
Mueller Water Products, Inc., A ........................... United States 5,121,578 63,353,920
Timken Co. (The) ..................................... United States 25,937 1,792,765
116,002,876
Metals & Mining 1.0%
Commercial Metals Co. ................................. United States 375,665 15,886,873
Ryerson Holding Corp. ................................. United States 747,603 21,717,867
37,604,740
Multi-Utilities 0.3%
Black Hills Corp. ...................................... United States 235,110 11,367,569
Office REITs 1.0%
Highwoods Properties, Inc. .............................. United States 2,076,736 37,152,807
Oil, Gas & Consumable Fuels 6.0%
Crescent Point Energy Corp. ............................. Canada 16,863,686 135,220,789
b
Green Plains, Inc. ..................................... United States 2,832,934 83,231,601
218,452,390
Paper & Forest Products 1.0%
Louisiana-Pacific Corp. ................................. United States 707,770 36,294,446
Professional Services 1.1%
ICF International, Inc. .................................. United States 17,928 2,272,015
Kforce, Inc. .......................................... United States 647,366 39,515,221
41,787,236
Real Estate Management & Development 0.5%
Colliers International Group, Inc. .......................... Canada 211,402 19,180,503
Semiconductors & Semiconductor Equipment 2.7%
b
Cohu, Inc. ........................................... United States 1,939,535 58,457,585
b
Onto Innovation, Inc. ................................... United States 367,532 41,299,571
99,757,156
Software 3.3%
a,b
ACI Worldwide, Inc. .................................... United States 5,822,554 118,605,425
Specialty Retail 0.8%
a,b
Children's Place, Inc. (The) .............................. United States 885,230 24,228,745
Group 1 Automotive, Inc. ................................ United States 24,149 6,093,517
30,322,262
Textiles, Apparel & Luxury Goods 1.3%
Carter's, Inc. ......................................... United States 425,215 28,557,440
Dr. Martens plc ....................................... United Kingdom 13,922,778 19,735,809
48,293,249
Trading Companies & Distributors 5.1%
Herc Holdings, Inc. .................................... United States 486,535 51,957,072

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
a
McGrath RentCorp .................................... United States 1,342,988 $ 135,104,593
187,061,665
Total Common Stocks (Cost $3,595,734,069) ....................................
3,589,013,765
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.1%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 76,597,843 76,597,843
Total Money Market Funds (Cost $76,597,843) ..................................
76,597,843
Total Short Term Investments (Cost $76,597,843 ) ................................
76,597,843
a
Total Investments (Cost $3,672,331,912) 100.3% ................................
$3,665,611,608
Other Assets, less Liabilities (0.3)% ...........................................
(11,609,294)
Net Assets 100.0% ...........................................................
$3,654,002,314
a a a
See Abbreviations on page 66 .
a
See Note 7 regarding holdings of 5% voting securities.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $146,879,133 $630,064,457 $2,837,128,505
Cost - Non-controlled affiliates (Note 3 f and 7 ) .................. 3,026,861 33,756,988 835,203,407
Value - Unaffiliated issuers ................................ $188,790,174 $668,453,289 $2,951,328,472
Value - Non-controlled affiliates (Note 3 f and 7 ) ................. 3,026,861 33,756,988 714,283,136
Foreign currency, at value (cost $–, $226,648 and $90,599, respectively) — 226,773 90,104
Receivables:
Investment securities sold ................................. 39,010 1,721,507 4,512,094
Capital shares sold ...................................... 146,457 294,711 4,203,898
Dividends ............................................. 917 815,530 665,178
Total assets ........................................ 192,003,419 705,268,798 3,675,082,882
Liabilities:
Payables:
Investment securities purchased ............................ — 5,804,928 7,575,821
Capital shares redeemed ................................. 153,751 662,735 9,987,791
Management fees ....................................... 125,567 283,583 1,722,012
Distribution fees ........................................ 30,278 142,883 322,137
Transfer agent fees ...................................... 46,871 175,385 1,268,252
Professional fees ....................................... 59,396 72,254 60,980
Trustees' fees and expenses ............................... 1,344 5,431 26,828
Accrued expenses and other liabilities ......................... 7,658 52,794 116,747
Total liabilities ....................................... 424,865 7,199,993 21,080,568
Net assets, at value ............................... $191,578,554 $698,068,805 $3,654,002,314
Net assets consist of:
Paid-in capital ........................................... $139,189,788 $654,716,221 $3,517,940,272
Total distributable earnings (losses) ........................... 52,388,766 43,352,584 136,062,042
Net assets, at value ............................... $191,578,554 $698,068,805 $3,654,002,314

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $139,369,887 $607,753,987 $1,076,436,252
Shares outstanding ...................................... 5,405,047 20,182,881 22,637,695
Net asset value per share
a
................................ $25.79 $30.11 $47.55
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $27.29 $31.86 $50.32
Class C:
Net assets, at value ..................................... $— $10,359,070 $50,026,829
Shares outstanding ...................................... — 364,856 1,267,117
Net asset value and maximum offering price per share
a
........... $— $28.39 $39.48
Class R:
Net assets, at value ..................................... $— $4,922,295 $102,284,066
Shares outstanding ...................................... — 162,704 2,182,976
Net asset value and maximum offering price per share ........... $— $30.25 $46.86
Class R6:
Net assets, at value ..................................... $15,228,463 $31,789,664 $1,225,364,394
Shares outstanding ...................................... 577,060 1,004,245 24,073,836
Net asset value and maximum offering price per share ........... $26.39 $31.66 $50.90
Advisor Class:
Net assets, at value ..................................... $36,980,204 $43,243,789 $1,199,890,773
Shares outstanding ...................................... 1,413,958 1,361,476 23,536,439
Net asset value and maximum offering price per share ........... $26.15 $31.76 $50.98
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $30,948, $91,647 and $1,240,478, respectively)
Unaffiliated issuers ...................................... $3,691,569 $15,500,310 $58,571,016
Non-controlled affiliates (Note 3 f and 7 ) ....................... 334,370 1,949,213 12,069,754
Total investment income ................................. 4,025,939 17,449,523 70,640,770
Expenses:
Management fees (Note 3 a ) ................................. 1,685,485 3,800,276 22,268,173
Distribution fees: (Note 3c )
    Class A .............................................. 369,409 1,714,952 3,089,883
    Class C .............................................. — 135,260 624,467
    Class R .............................................. — 27,634 590,975
Transfer agent fees: (Note 3e )
    Class A .............................................. 192,437 852,694 2,076,533
    Class C .............................................. — 16,829 104,866
    Class R .............................................. — 6,870 198,587
    Class R6 ............................................. 15,958 18,659 505,721
    Advisor Class .......................................... 58,583 59,296 2,282,282
Custodian fees (Note 4 ) .................................... 2,104 8,490 77,785
Reports to shareholders fees ................................ 10,058 30,160 173,870
Registration and filing fees .................................. 49,535 104,370 178,216
Professional fees ......................................... 133,716 149,473 144,050
Trustees' fees and expenses ................................ 19,671 57,040 274,140
Other .................................................. 8,787 21,102 95,185
Total expenses ....................................... 2,545,743 7,003,105 32,684,733
Expense reductions (Note 4 ) ............................. (79) (341) (5,633)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (36,537) (167,710) (511,298)
Net expenses ....................................... 2,509,127 6,835,054 32,167,802
Net investment income .............................. 1,516,812 10,614,469 38,472,968
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 12,070,267 1,806,410 209,320,297
Non-controlled affiliates (Note 3 f and 7 ) ..................... — — (50,611,707)
Foreign currency transactions .............................. (1,175) 24,943 61,590
Net realized gain (loss) ................................ 12,069,092 1,831,353 158,770,180
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (15,546,751) (29,359,503) (310,870,381)
Non-controlled affiliates (Note 3 f and 7 ) ..................... — — (26,668,879)
Translation of other assets and liabilities denominated in foreign currencies ........................................... — 1,667 4,031
Net change in unrealized appreciation (depreciation) .......... (15,546,751) (29,357,836) (337,535,229)
Net realized and unrealized gain (loss) .......................... (3,477,659) (27,526,483) (178,765,049)
Net increase (decrease) in net assets resulting from operations ........ $(1,960,847) $(16,912,014) $(140,292,081)

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin MicroCap Value Fund Franklin Mutual U.S. Mid Cap Value Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,516,812 $1,101,782 $10,614,469 $9,268,555
Net realized gain (loss) ............ 12,069,092 13,519,892 1,831,353 32,462,404
Net change in unrealized appreciation
(depreciation) ................. (15,546,751) (19,159,042) (29,357,836) (116,245,965)
Net increase (decrease) in net
assets resulting from operations . (1,960,847) (4,537,368) (16,912,014) (74,515,006)
Distributions to shareholders:
Class A ........................ (8,541,841) (21,286,656) (29,741,114) (96,583,319)
Class C ........................ — — (544,896) (2,428,978)
Class R ........................ — — (222,649) (760,276)
Class R6 ....................... (1,655,076) (3,358,927) (1,629,920) (4,793,006)
Advisor Class ................... (2,737,837) (5,166,227) (2,058,722) (6,492,610)
Total distributions to shareholders ..... (12,934,754) (29,811,810) (34,197,301) (111,058,189)
Capital share transactions: (Note 2 )
Class A ........................ 4,202,003 8,510,330 (36,585,914) 59,910,867
Class C ........................ — — (4,277,447) (532,442)
Class R ........................ — — (145,538) 305,628
Class R6 ....................... (8,300,169) 6,135,424 (2,537,069) 5,072,393
Advisor Class ................... (4,591,114) 11,699,630 (177,291) 819,051
Total capital share transactions ....... (8,689,280) 26,345,384 (43,723,259) 65,575,497
Net increase (decrease) in net
assets ..................... (23,584,881) (8,003,794) (94,832,574) (119,997,698)
Net assets:
Beginning of year .................. 215,163,435 223,167,229 792,901,379 912,899,077
End of year ...................... $191,578,554 $215,163,435 $698,068,805 $792,901,379

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Small Cap Value Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $38,472,968 $27,714,095
Net realized gain (loss) ................................................. 158,770,180 126,095,925
Net change in unrealized appreciation (depreciation) ........................... (337,535,229) (503,752,410)
Net increase (decrease) in net assets resulting from operations ................ (140,292,081) (349,942,390)
Distributions to shareholders:
Class A ............................................................. (39,189,566) (144,535,579)
Class C ............................................................. (2,197,068) (9,999,178)
Class R ............................................................. (3,524,991) (13,461,304)
Class R6 ............................................................ (41,658,770) (123,172,938)
Advisor Class ........................................................ (43,515,807) (150,020,873)
Total distributions to shareholders .......................................... (130,086,202) (441,189,872)
Capital share transactions: (Note 2 )
Class A ............................................................. (111,212,666) (45,290,914)
Class C ............................................................. (14,573,606) (13,371,033)
Class R ............................................................. (8,815,609) (6,656,943)
Class R6 ............................................................ 67,158,340 134,520,650
Advisor Class ........................................................ (119,959,955) (17,417,388)
Total capital share transactions ............................................ (187,403,496) 51,784,372
Net increase (decrease) in net assets ................................... (457,781,779) (739,347,890)
Net assets:
Beginning of year ....................................................... 4,111,784,093 4,851,131,983
End of year ........................................................... $3,654,002,314 $4,111,784,093

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin MicroCap Value Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At October 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2023
Shares sold
a
................................... 1,035,751 $27,659,059 2,557,243 $82,248,404
Shares issued in reinvestment of distributions .......... 316,722 8,336,842 880,190 28,029,634
Shares redeemed ............................... (1,196,201) (31,793,898) (4,569,748) (146,863,952)
Net increase (decrease) .......................... 156,272 $4,202,003 (1,132,315) $(36,585,914)
Year ended October 31, 2022
Shares sold
a
................................... 719,382 $19,904,740 3,833,315 $132,100,439
Shares issued in reinvestment of distributions .......... 759,014 20,759,034 2,574,503 89,386,752
Shares redeemed ............................... (1,178,090) (32,153,444) (4,754,830) (161,576,324)
Net increase (decrease) .......................... 300,306 $8,510,330 1,652,988 $59,910,867
Class C
Class C Shares:
Year ended October 31, 2023
Shares sold ................................... — $— 92,322 $2,772,546
Shares issued in reinvestment of distributions .......... — — 18,066 543,938
Shares redeemed
a
.............................. — — (250,836) (7,593,931)
Net increase (decrease) .......................... — $— (140,448) $(4,277,447)
Year ended October 31, 2022
Shares sold ................................... — $— 137,768 $4,615,640
Shares issued in reinvestment of distributions .......... — — 73,166 2,413,008
Shares redeemed
a
.............................. — — (233,366) (7,561,090)
Net increase (decrease) .......................... — $— (22,432) $(532,442)
Class R
Class R Shares:
Year ended October 31, 2023
Shares sold ................................... — $— 28,352 $916,376
Shares issued in reinvestment of distributions .......... — — 6,950 222,649
Shares redeemed ............................... — — (39,524) (1,284,563)
Net increase (decrease) .......................... — $— (4,222) $(145,538)
Year ended October 31, 2022
Shares sold ................................... — $— 19,913 $686,271
Shares issued in reinvestment of distributions .......... — — 21,753 760,276
Shares redeemed ............................... — — (32,449) (1,140,919)
Net increase (decrease) .......................... — $— 9,217 $305,628
Class R6

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2023
Shares sold ................................... 738,670 $20,542,994 170,034 $5,757,995
Shares issued in reinvestment of distributions .......... 16,894 455,015 48,606 1,623,689
Shares redeemed ............................... (1,085,732) (29,298,178) (291,065) (9,918,753)
Net increase (decrease) .......................... (330,168) $(8,300,169) (72,425) $(2,537,069)
Year ended October 31, 2022
Shares sold ................................... 443,820 $12,691,780 242,203 $8,742,484
Shares issued in reinvestment of distributions .......... 19,499 543,425 131,944 4,792,208
Shares redeemed ............................... (252,888) (7,099,781) (234,577) (8,462,299)
Net increase (decrease) .......................... 210,431 $6,135,424 139,570 $5,072,393
Advisor Class
Advisor Class Shares:
Year ended October 31, 2023
Shares sold ................................... 552,788 $15,298,860 231,598 $7,993,826
Shares issued in reinvestment of distributions .......... 100,780 2,690,820 60,145 2,016,897
Shares redeemed ............................... (845,417) (22,580,794) (300,970) (10,188,014)
Net increase (decrease) .......................... (191,849) $(4,591,114) (9,227) $(177,291)
Year ended October 31, 2022
Shares sold ................................... 569,364 $15,566,231 340,359 $12,456,001
Shares issued in reinvestment of distributions .......... 183,267 5,069,161 174,964 6,379,178
Shares redeemed ............................... (325,010) (8,935,762) (495,504) (18,016,128)
Net increase (decrease) .......................... 427,621 $11,699,630 19,819 $819,051
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2023
Shares sold
a
................................... 1,910,538 $96,806,978
Shares issued in reinvestment of distributions .......... 753,095 37,409,030
Shares redeemed ............................... (4,818,249) (245,428,674)
Net increase (decrease) .......................... (2,154,616) $(111,212,666)
Year ended October 31, 2022
Shares sold
a
................................... 1,893,858 $102,272,555
Shares issued in reinvestment of distributions .......... 2,484,880 137,836,298
Shares redeemed ............................... (5,348,480) (285,399,767)
Net increase (decrease) .......................... (969,742) $(45,290,914)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
Franklin Small Cap Value Fund
Shares Amount
Class C Shares:
Year ended October 31, 2023
Shares sold ................................... 186,548 $7,856,284
Shares issued in reinvestment of distributions .......... 50,791 2,103,768
Shares redeemed
a
.............................. (578,539) (24,533,658)
Net increase (decrease) .......................... (341,200) $(14,573,606)
Year ended October 31, 2022
Shares sold ................................... 117,738 $5,358,331
Shares issued in reinvestment of distributions .......... 202,027 9,450,847
Shares redeemed
a
.............................. (625,299) (28,180,211)
Net increase (decrease) .......................... (305,534) $(13,371,033)
Class R
Class R Shares:
Year ended October 31, 2023
Shares sold ................................... 420,223 $21,360,196
Shares issued in reinvestment of distributions .......... 71,808 3,518,304
Shares redeemed ............................... (668,686) (33,694,109)
Net increase (decrease) .......................... (176,655) $(8,815,609)
Year ended October 31, 2022
Shares sold ................................... 377,026 $20,099,136
Shares issued in reinvestment of distributions .......... 244,996 13,425,803
Shares redeemed ............................... (749,330) (40,181,882)
Net increase (decrease) .......................... (127,308) $(6,656,943)
Class R6
Class R6 Shares:
Year ended October 31, 2023
Shares sold ................................... 6,931,820 $378,123,120
Shares issued in reinvestment of distributions .......... 703,602 37,332,152
Shares redeemed ............................... (6,391,812) (348,296,932)
Net increase (decrease) .......................... 1,243,610 $67,158,340
Year ended October 31, 2022
Shares sold ................................... 6,319,464 $362,704,237
Shares issued in reinvestment of distributions .......... 1,849,348 109,222,521
Shares redeemed ............................... (5,875,630) (337,406,108)
Net increase (decrease) .......................... 2,293,182 $134,520,650
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin MicroCap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual of
0.75% per year of the average daily net assets of the Fund.
Franklin Mutual U.S. Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund
Shares Amount
Advisor Class Shares:
Year ended October 31, 2023
Shares sold ................................... 4,515,231 $247,071,979
Shares issued in reinvestment of distributions .......... 725,949 38,607,884
Shares redeemed ............................... (7,391,567) (405,639,818)
Net increase (decrease) .......................... (2,150,387) $(119,959,955)
Year ended October 31, 2022
Shares sold ................................... 8,113,577 $446,920,937
Shares issued in reinvestment of distributions .......... 2,115,030 125,230,902
Shares redeemed ............................... (10,447,907) (589,569,227)
Net increase (decrease) .......................... (219,300) $(17,417,388)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Small Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended October 31, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.750% 0.482% 0.546%
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A ............................... 0.25% 0.25% 0.35%
Class C ............................... —% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended October 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2023, investments in affiliated management investment companies were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $33,332 $38,578 $30,704
CDSC retained ........................... $234 $6,646 $3,066
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $115,482 $361,221 $1,774,011
3. Transactions with Affiliates
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 29, 2024.
4. Expense Offset Arrangement
The Funds have previously entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2023, the custodian fees were reduced as noted in the Statements of Operations. For Franklin MicroCap Value Fund and Franklin Small
Cap Value Fund, effective July 10, 2023, earned credits, if any, will be recognized as income. For Franklin Mutual U.S. Mid
Cap Value Fund, effective September 21, 2023, earned credits, if any, will be recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $20,193,831 $68,365,185 $(85,532,155) $— $— $3,026,861 3,026,861 $334,370
Total Affiliated Securities ... $20,193,831 $68,365,185 $(85,532,155) $— $— $3,026,861 $334,370
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $30,561,198 $253,590,443 $(250,394,653) $— $— $33,756,988 33,756,988 $1,949,213
Total Affiliated Securities ... $30,561,198 $253,590,443 $(250,394,653) $— $— $33,756,988 $1,949,213
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $139,833,283 $1,071,737,995 $(1,134,973,435) $— $— $76,597,843 76,597,843 $4,695,031
Total Affiliated Securities ... $139,833,283 $1,071,737,995 $(1,134,973,435) $— $— $76,597,843 $4,695,031
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
5. Income Taxes
The tax character of distributions paid during the years ended October 31, 2023 and 2022, was as follows:
At October 31, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap Value
Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $1,287,244 $3,689,425 $8,227,494 $10,073,617
Long term capital gain .................... 11,647,510 26,122,385 25,969,807 100,984,572
$12,934,754 $29,811,810 $34,197,301 $111,058,189
Franklin Small Cap Value Fund
2023 2022
Distributions paid from:
Ordinary income ........................ $23,113,823 $235,196,624
Long term capital gain .................... 106,972,379 205,993,248
$130,086,202 $441,189,872
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $150,342,908 $674,610,239 $3,700,838,074
Unrealized appreciation ..................... $54,913,523 $79,655,244 $419,286,012
Unrealized depreciation ..................... (13,439,396) (52,055,206) (454,512,478)
Net unrealized appreciation (depreciation) ....... $41,474,127 $27,600,038 $(35,226,466)
Distributable earnings:
Undistributed ordinary income ................ $1,501,584 $7,330,271 $90,465,370
Undistributed long term capital gains ........... $9,413,056 $8,420,848 $80,839,631
Total distributable earnings .................. $10,914,640 $15,751,119 $171,305,001

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2023, were as follows:
7. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2023, investments in “affiliated companies” were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $70,284,308 $480,221,740 $2,734,283,260
Sales .................................. $73,886,882 $542,183,116 $2,956,364,336
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
ACI Worldwide Inc .... $ 111,134,720 $ 46,340,761 $ (14,446,936) $ (9,731,480) $ (14,691,640) $ 118,605,425 5,822,554 $ —
Benchmark Electronics,
Inc. ............ 72,807,149 — (25,155,315) (2,830,676) —
a
—
a
—
a
618,438
Brinker International, Inc. 81,893,483 13,066,065 (80,939,173) 168,288 —
a
—
a
—
a
—
Camden National Corp . 28,416,993 4,811,115 — — (10,398,482) 22,829,626 782,909 1,217,449
Children's Place Inc. (The) 35,834,110 — — — (11,605,365) 24,228,745 885,230 —
Clearfield Inc ........ — 46,409,235 — — (20,945,801) 25,463,434 1,060,093 —
Columbus McKinnon Corp. 8,604,142 47,017,181 — — (4,765,132) 50,856,191 1,663,598 303,973
Denny's Corp. ....... 42,995,424 — (45,468,218) (1,339,408) 3,812,202 —
b
— —
Elementis plc ....... 33,707,697 10,432,994 — — 13,242,658 57,383,349 39,868,704 —
Great Lakes Dredge &
Dock Corp. ....... 29,489,239 — (25,069,840) (31,690,386) 27,270,987 —
b
— —
Green Plains, Inc. .... 84,898,985 35,402,437 (33,713,167) (5,265,039) —
a
—
a
—
a
—
Horace Mann Educators
Corp ............ 72,681,098 21,023,597 (4,041,598) (600,603) (11,215,192) 77,847,302 2,453,429 2,418,805
Hunting plc ......... 28,146,395 — (25,776,233) (11,527,043) 9,156,881 —
b
— 285,736
Knowles Corp ....... 62,531,590 29,252,905 (13,240,128) (2,749,336) (4,180,498) 71,614,533 5,513,051 —
McGrath RentCorp .... 132,308,599 38,776,880 (47,485,456) 8,508,856 2,995,714 135,104,593 1,342,988 2,214,270
NetScout Systems, Inc. . 129,284,413 11,155,490 (117,169,248) 6,445,120 — —
b
— —
Senior plc .......... — 59,097,306 — — (5,345,211) 53,752,095 28,282,051 316,052
Total Affiliated Securities
(Value is 17.5% of Net
Assets) .......... $954,734,037 $362,785,966 $(432,505,312) $(50,611,707) $(26,668,879) $637,685,293 $7,374,723

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2023, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2023, in valuing the Funds' assets carried at fair value, is as follows:
a
As of October 31, 2023, no longer an affiliate.
b
As of October 31, 2023, no longer held by the fund.
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 188,790,174 $ — $ — $ 188,790,174
Short Term Investments ................... 3,026,861 — — 3,026,861
Total Investments in Securities ........... $191,817,035 $— $— $191,817,035
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 21,411,580 20,168,525 — 41,580,105
Automobile Components ................. 11,703,574 8,184,063 — 19,887,637
Banks ............................... 28,200,424 — — 28,200,424
Broadline Retail ....................... 11,884,062 — — 11,884,062
Building Products ...................... 15,411,643 — — 15,411,643
Chemicals ........................... 34,115,705 — — 34,115,705
7. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual U.S. Mid Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Commercial Services & Supplies ........... $ 11,759,627 $ — $ — $ 11,759,627
Construction & Engineering ............... 14,789,154 — — 14,789,154
Consumer Finance ..................... 11,146,559 — — 11,146,559
Containers & Packaging ................. 11,501,593 — — 11,501,593
Electric Utilities ........................ 44,938,908 — — 44,938,908
Electrical Equipment .................... 9,384,348 — — 9,384,348
Electronic Equipment, Instruments &
Components ........................ 13,998,059 — — 13,998,059
Energy Equipment & Services ............. 31,503,736 — — 31,503,736
Financial Services ...................... 34,775,863 — — 34,775,863
Food Products ........................ 12,364,598 — — 12,364,598
Health Care Equipment & Supplies ......... 16,569,481 — — 16,569,481
Health Care Providers & Services .......... 19,259,286 6,668,286 — 25,927,572
Household Durables .................... 12,677,292 — — 12,677,292
Independent Power and Renewable Electricity
Producers .......................... 13,812,523 — — 13,812,523
Insurance ............................ 31,356,928 — — 31,356,928
Interactive Media & Services .............. 6,810,906 — — 6,810,906
Life Sciences Tools & Services ............ 4,708,114 — — 4,708,114
Machinery ............................ 13,574,781 — — 13,574,781
Media ............................... 12,412,607 — — 12,412,607
Metals & Mining ....................... 4,915,137 — — 4,915,137
Oil, Gas & Consumable Fuels ............. 19,206,391 — — 19,206,391
Personal Care Products ................. 13,845,319 — — 13,845,319
Pharmaceuticals ....................... — 9,944,135 — 9,944,135
Professional Services ................... 37,094,036 — — 37,094,036
Real Estate Management & Development .... 23,750,185 — — 23,750,185
Retail REITs .......................... 16,572,707 — — 16,572,707
Semiconductors & Semiconductor Equipment . 8,341,337 — — 8,341,337
Software ............................. 10,713,063 — — 10,713,063
Specialized REITs ...................... 10,303,193 — — 10,303,193
Specialty Retail ........................ 8,554,610 — — 8,554,610
Trading Companies & Distributors .......... 20,120,951 — — 20,120,951
Short Term Investments ................... 33,756,988 — — 33,756,988
Total Investments in Securities ........... $657,245,268 $44,965,009
b
$— $702,210,277
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 114,724,435 36,027,406 — 150,751,841
Automobile Components ................. 148,626,332 — — 148,626,332
Banks ............................... 501,790,961 — — 501,790,961
Building Products ...................... 183,778,809 — — 183,778,809
Capital Markets ........................ 30,375,140 — — 30,375,140
Chemicals ........................... 113,610,652 57,383,349 — 170,994,001
Commercial Services & Supplies ........... 29,163,120 — — 29,163,120
Communications Equipment .............. 25,463,434 — — 25,463,434
Construction & Engineering ............... 112,208,291 — — 112,208,291
Construction Materials .................. 3,970,602 — — 3,970,602
Consumer Finance ..................... 1,653,749 — — 1,653,749
Diversified REITs ...................... 40,427,792 — — 40,427,792
Electric Utilities ........................ 30,257,761 — — 30,257,761
Electrical Equipment .................... 49,629,065 — — 49,629,065
9. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 121,699,222 $ — $ — $ 121,699,222
Energy Equipment & Services ............. 76,592,564 — — 76,592,564
Food Products ........................ 158,117,233 — — 158,117,233
Health Care Equipment & Supplies ......... 103,961,414 — — 103,961,414
Hotel & Resort REITs ................... 49,139,842 — — 49,139,842
Hotels, Restaurants & Leisure ............. 163,225,755 — — 163,225,755
Household Durables .................... 38,227,562 — — 38,227,562
Industrial REITs ....................... 9,776,281 — — 9,776,281
Insurance ............................ 252,542,394 — — 252,542,394
Leisure Products ....................... 134,758,276 — — 134,758,276
Machinery ............................ 116,002,876 — — 116,002,876
Metals & Mining ....................... 37,604,740 — — 37,604,740
Multi-Utilities .......................... 11,367,569 — — 11,367,569
Office REITs .......................... 37,152,807 — — 37,152,807
Oil, Gas & Consumable Fuels ............. 218,452,390 — — 218,452,390
Paper & Forest Products ................. 36,294,446 — — 36,294,446
Professional Services ................... 41,787,236 — — 41,787,236
Real Estate Management & Development .... 19,180,503 — — 19,180,503
Semiconductors & Semiconductor Equipment . 99,757,156 — — 99,757,156
Software ............................. 118,605,425 — — 118,605,425
Specialty Retail ........................ 30,322,262 — — 30,322,262
Textiles, Apparel & Luxury Goods .......... 28,557,440 19,735,809 — 48,293,249
Trading Companies & Distributors .......... 187,061,665 — — 187,061,665
Short Term Investments ................... 76,597,843 — — 76,597,843
Total Investments in Securities ........... $3,552,465,044 $113,146,564
c
$— $3,665,611,608
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $44,965,009, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $113,146,564, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT Real Estate Investment Trust
9. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Value Investors Trust and Shareholders of Franklin MicroCap Value Fund, Franklin Mutual
U.S. Mid Cap Value Fund, and Franklin Small Cap Value Fund:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Franklin Value Investors Trust (the “Trust”)
(comprising Franklin MicroCap Value Fund, Franklin Mutual U.S. Mid Cap Value Fund, and Franklin Small Cap Value Fund
(collectively referred to as the “Funds”)), including the schedules of investments, as of October 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Franklin Value Investors Trust at October 31, 2023, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
December 15, 2023

Franklin Value Investors Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2023:
Pursuant to:
Franklin MicroCap
Value Fund
Franklin Mutual U.S.
Mid Cap Value Fund
Franklin Small Cap
Value Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $14,546,675 $26,196,551 $115,049,273
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $3,035,485 $12,141,564 $45,651,287
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,241,805 $14,552,337 $60,705,584
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $373,536 — $6,974,599

Franklin Value Investors Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D.
(1941)
Trustee Since 2015 10 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Trustee
and Chairperson
Chairperson
of the Board
since 2020
and
Trustee since 2015
29 Ares Strategic Income Fund
(closed-end investment company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present); and
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Jan Hopkins Trachtman
(1947)
Trustee Since 2015 10 FTAC Parnassus Acquisition
Corp. (special purpose fintech
acquisition company) (2021-
2023); FTAC Olympus Acquisition
Corp. (special purpose fintech
acquisition company) (2020-2022)
and FinTech Acquisition Corp. III
(special purpose fintech acquisition
company) (2018-2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News' World News Tonight;
and Editor, CBS Network News.
Keith E. Mitchell (1954) Trustee Since 2015 10 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.

Franklin Value Investors Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
David W. Niemiec (1949) Trustee Since 2011 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Gregory H. Williams (1943) Trustee Since 2008 10 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Valerie M. Williams (1956) Trustee Since January 2023 109 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Trustee Since 2015 128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Jennifer M. Johnson
3
(1964) Trustee Since 2015 73 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Independent Board Members
(continued)

Franklin Value Investors Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Christian K. Correa (1973) President and
Chief Executive
Officer –
Investment
Management
Since 2021 Not Applicable Not Applicable
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President, Franklin Mutual Advisers, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Rupert H. Johnson, Jr. (1940) Vice President Since 1989 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Value Investors Trust

franklintempleton.com
Annual Report
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings. Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson and Jennifer M. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2015. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2011, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Alexander Y. Kymn (1973) Vice President
and Secretary
Since May 2023 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Senior Counsel, Wells Fargo (banking) and officer of certain funds in Wells Fargo complex (2018-2019).
Interested Board Members and Officers
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN VALUE INVESTORS TRUST
(EACH SERIES OF SUCH TRUST, A “FUND”)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act
of 1940 (hereinafter referred to as “independent trustees”), at an in-person meeting held on May 23, 2023, unanimously
approved the renewal of each Fund’s investment
management agreement. Prior to a meeting of all of the
trustees for the purpose of considering such renewal, the
independent trustees participated in two other meetings
held in connection with the renewal process. Throughout the
process, the independent trustees received assistance and
advice from and met separately with independent counsel.
The independent trustees met with and interviewed officers
of the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Funds, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
each Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at Board meetings, as well
as information specifically requested and furnished for
the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on each Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Funds’ investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the FT group and its activities
on behalf of other clients. The Board also reviewed and
considered an annual report on payments made by FT or the
Funds to financial intermediaries, as well as a memorandum
relating to third-party servicing arrangements.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing each Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to such Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by each Fund and how such instruments
are used to carry out each Fund’s investment goal(s).
The Board also took into account, among other things,
management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by
FT to provide a source of cash for temporary and emergency

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purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity and liquidity risk management. The Board
also recognized management’s commitment to facilitating
Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES . The
trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s ability to implement each Fund’s disciplined value investment
approach and its long-term relationship with each Fund as
reasons that shareholders choose to invest, and remain
invested, in the Funds. The trustees reviewed each Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that each Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Funds. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of
each Fund as well as other reports periodically furnished
to the Board covering matters such as the compliance of
portfolio managers and other management personnel with
the code of ethics covering the investment management
personnel, the adherence to fair value pricing procedures
established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits
provided to the Funds’ shareholders from being part of the
Franklin Templeton group of funds, including the right to
exchange investments between funds (same class) without
a sales charge, the ability to reinvest dividends from any of the Funds into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The Board
considered the investment manager’s significant efforts
in developing and implementing compliance procedures
established in accordance with SEC and other requirements.
The Board considered the nature, extent and quality of the
services to be provided under each Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to the Funds’ shareholders by an affiliate of the investment manager, and favorable periodic reports on shareholder services conducted by independent third parties.
While such considerations directly affected the trustees’
decision in renewing each Fund’s transfer agent and
shareholder services agreement, the Board also considered
these commitments as incidental benefits to Fund
shareholders deriving from the investment management
relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to
be provided, by the investment manager and its affiliates to each Fund and its shareholders and were confident in the
abilities of the management team to continue the disciplined value investment approach of each Fund and to provide
quality services to such Fund and its shareholders.
INVESTMENT PERFORMANCE. The trustees reviewed and
placed significant emphasis on the investment performance
of the Funds over the one-, three-, five- and 10-year periods ended December 31, 2022. They considered the history of
performance of each Fund relative to various benchmarks.
As part of their review, they inquired of management
regarding benchmarks, style drift and restrictions on
permitted investments. Consideration was also given to
performance in the context of available levels of cash during the periods.

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The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with each Fund’s portfolio managers to
discuss performance and the management of such Fund.
In addition to the materials provided by management in
connection with the renewal process, the independent
trustees requested throughout the year (and received)
additional presentations from the investment manager
and senior management of FT regarding the performance
of the investment manager and the Funds. As part of
these presentations, the investment manager and senior
management of FT reviewed enhancements that have been
made, and are being made, to the investment manager’s
investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed the
investment performance of each Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
Franklin Mutual U.S. Mid Cap Value Fund. The
comparable funds to the Fund, as chosen by Lipper,
included all retail and institutional mid-cap value funds. The
Fund had total returns in the middle performing quintile for the one-year period ended December 31, 2022, and had
annualized total returns for the three- and five-year periods in the second-lowest performing quintiles. The trustees
noted that the Fund’s total return on an annualized basis
for the 10-year period ended December 31, 2022 was in
the lowest performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative
underperformance for the three-, five- and 10-year periods
ended December 31, 2022. The Board was encouraged by
improved performance in recent years and did not believe
that any changes with respect to the Fund were warranted at
the time, particularly in light of the continued enhancements to the investment manager’s personnel and investment
process. The Board noted that it would continue to monitor
future performance.
Franklin MicroCap Value Fund . The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional small-cap value funds. The Fund had total
returns in the best performing quintile for the one-year period ended December 31, 2022, had annualized total returns for
the three-year period in the second-best performing quintile, and had annualized total returns for the five-year period in the middle performing quintile. The trustees noted that the
Fund’s total return on an annualized basis for the 10-year
period ended December 31, 2022 was in the second-
lowest performing quintile. The trustees discussed with
management the reasons for the relative underperformance
for the 10-year periods ended December 31, 2022. Taking
into account such discussions, the Board was satisfied with
such comparative performance.
The trustees also compared Fund performance to other
industry benchmarks, including measures of risk-adjusted
performance of a fund, as part of their evaluation of
investment performance. The trustees concluded that
the Fund had performed well in comparison to its various
benchmarks and in the context of the Fund’s goals.
Franklin Small Cap Value Fund . The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional small-cap value funds. The Fund had total
returns in the middle performing quintile for the one-year
period ended December 31, 2022, had annualized total
returns for the three-year period in the second-lowest
performing quintile, and had annualized total returns for the five-year period in the second-best performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2022 was
in the middle performing quintile. The trustees discussed with management the reasons for the relative underperformance
for the three-year periods ended December 31, 2022. Taking
into account such discussions, the Board was satisfied with
such comparative performance.
The trustees also compared Fund performance to other
industry benchmarks, including measures of risk-adjusted
performance of a fund, as part of their evaluation of
investment performance. The trustees concluded that
the Fund had performed well in comparison to its various
benchmarks and in the context of the Fund’s goals.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY. The trustees considered the cost of
the services provided and to be provided and the profits
realized by the investment manager and its affiliates from
their respective relationships with each Fund. As part of the renewal process, the trustees explored with management
the trends in expense ratios over the past three fiscal
years and the reasons for any increases in each Fund’s
expense ratios (or components thereof). In considering the
appropriateness of the management fee and other expenses
charged to each Fund, the Board took into account various
factors including investment performance and matters
relating to Funds’ operations, including, but not limited
to, the quality and experience of its portfolio managers
and research staff. Consideration was also given to a
comparative analysis in the Broadridge Section 15(c) Report
of the investment management fee and total expense ratio

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of each Fund in comparison with those of a group of other
funds selected by Lipper as its appropriate Lipper expense
group. Lipper expense data is based upon information taken
from each fund’s most recent annual report, which reflects
historical asset levels that may be quite different from
those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and
the fact that expense ratios generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to each
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to such Fund, as well as the actual total expenses of each Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for each Fund’s Class A
shares.
Franklin Mutual U.S. Mid Cap Value Fund. The Fund’s
contractual management fee rate was in the least expensive
quintile of its Lipper expense group and its total expenses
were also in the least expensive quintile of such group.
The Board was satisfied with such comparative fees and
expenses.
Franklin MicroCap Value Fund. The Fund’s contractual
management fee rate was in the second-least expensive
quintile of its Lipper expense group and its total expenses
were in the second-most expensive quintile of such group.
The Board was satisfied with such comparative fees and
expenses.
Franklin Small Cap Value Fund. The Fund’s contractual
management fee rate was in the least expensive quintile of
its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was
satisfied with such comparative fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to each Fund’s
investment manager and its affiliates, from providing
investment management and other services to each Fund
during the 12-month period ended September 30, 2022,
the most recent fiscal year-end of Franklin Resources, Inc.
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to
discuss the Profitability Study. This included, among other
things, a comparison of investment management income
with investment management expenses of each Fund;
comparison of underwriting revenues and expenses;
the relative relationship of investment management and
underwriting expenses; shareholder servicing profitability;
economies of scale; and the relative contribution of each
Fund to the profitability of the investment manager and its
parent. In discussing the Profitability Study with the Board, the investment manager stated its belief that the costs
incurred in establishing the infrastructure necessary to
operate the type of mutual fund operations conducted by it
and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
each Fund, as well as the need to meet additional regulatory and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from the Funds’ operations, including
those derived from economies of scale, discussed below,
the allocation of each Fund’s brokerage and the use of
commission dollars to pay for research and other similar
services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to each Fund was not excessive in view of the nature, quality
and extent of services provided.
ECONOMIES OF SCALE. The Board considered economies
of scale realized by the investment manager and its affiliates as the Funds grow larger and the extent to which they are
shared with the Funds’ shareholders, as for example, in the
level of the investment management fee charged, in the
quality and efficiency of services rendered and in increased capital commitments benefiting the Funds directly or
indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at
some point economies of scale may result in the investment
manager realizing a larger profit margin on investment
management services provided to such a fund. Except for

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the Franklin MicroCap Value Fund, the trustees also noted
that benefits of economies of scale will be shared with
each Fund shareholders due to the decline in the effective
investment management fee rate as breakpoints are
achieved by such Fund.
The fee structure under the investment management
agreement for the Franklin MicroCap Value Fund provides
a flat fee of 0.75% at all asset levels. It was noted the Fund primarily invests in domestic and foreign securities that are believed to be undervalued with, at the time of purchase, the higher of (1) a market capitalization of less than $1 billion, or (2) a total market capitalization within the bottom 40% of the Russell 2000 Value Index. Management stated its belief
that such limited investment options curtail the potential
size of the Fund, thus preventing the type of economies
of scale that might benefit other funds from increases in
size and also pointed out that the Fund, whose asset size
was approximately $218 million as of April 30, 2023, had
been closed to new investors, with limited exceptions, since
January 14, 2004, and reopened to new investors effective
September 19, 2019. Management also expressed its view
that this fee was relatively low for this type of a fund and pointed out the favorable comparison of fees and expenses
within its Lipper expense group. The independent trustees
acknowledged that management’s explanation provided a
reasonable basis for believing the existing fee rate under
the investment management agreement was fair and that,
in view of the Fund’s current modest size, management was
not benefiting from any meaningful economies of scale in
its management of the Fund, but would continue to monitor
such matters.
Other than the Franklin MicroCap Value Fund, the trustees
noted that breakpoints had been instituted as part of the
Funds’ investment management fee and that the Board
regularly evaluates whether additional breakpoints are
appropriate. For Franklin US Mid Cap Value Fund and
Franklin Small Cap Value Fund, the trustees assessed the
savings to shareholders resulting from such breakpoints
and believed they were, and continue to be, appropriate and
they agreed to continue to monitor the appropriateness of
the breakpoints. The trustees also considered the effects
an increase in assets under management would have on
the investment management fee and expense ratio of each
Fund. To the extent further economies of scale may be
realized by the investment manager and its affiliates, the
Board believed the investment management fees provide a
sharing of benefits with each Fund and its shareholders.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

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number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FVIT A 12/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Value Investors Trust
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $88,147 for the fiscal year ended October 31, 2023 and $88,866 for the fiscal year ended October 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended October 31, 2023 and $323 for the fiscal year ended October 31, 2022. The services for which these fees were paid included identifying passive foreign investment companies to manage exposure to tax liabilities.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2023 and $4,000 for the fiscal year ended October 31, 2022. The services for which these fees were paid included professional services rendered by the principal accountant to the registrant in connection with the post-effective amendment to the registration statement.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:
      (i)   pre-approval of all audit and audit related services;
      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;
      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and
      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended October 31, 2023 and $4,323 for the fiscal year ended October 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee
 of Listed Registrants. N/A

Item 6.  Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.     N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 21, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  December 21, 2023